SFT Balanced Stabilization Fund

Investments in Securities

September 30, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (35.1%)
Government Obligations (4.6%)
U.S. Government Agencies and Obligations (4.6%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$53,199	$49,232
3.500%, 10/01/44	56,034	51,481
3.500%, 11/01/44	54,725	50,277
3.500%, 12/01/44	59,794	54,936
		205,926
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	82,375	73,082
3.000%, 05/01/43	28,133	24,967
3.000%, 06/01/43	123,404	109,474
3.500%, 08/01/42	55,723	52,414
3.500%, 02/01/43	73,308	68,492
		328,429
U.S. Treasury (4.5%)
U.S. Treasury Note, 1.000%, 12/15/24	29,500,000	27,490,313
Total government obligations (cost: $30,070,483)		28,024,668

Other Mortgage-Backed Securities (0.3%)
Commercial Mortgage-Backed Securities (0.3%)
Bank, Series 2019-BNK18, Class A4, 3.584%, 05/15/62	1,500,000	1,366,695
Total other mortgage-backed securities (cost: $1,543,370)		1,366,695

Corporate Obligations (30.2%)
Basic Materials (0.8%)
Chemicals (0.4%)
Celanese U.S. Holdings LLC, 6.330%, 07/15/29	1,500,000	1,396,443
Nutrien Ltd., 3.000%, 04/01/25 (b)	1,000,000	954,709
		2,351,152
Mining (0.4%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b) (c)	2,000,000	1,535,596
FMG Resources August Pty. Ltd., 6.125%, 04/15/32 (b) (c)	1,000,000	850,000
		2,385,596
Communications (1.2%)
Cable/Satellite TV (0.2%)
Comcast Corp.
2.887%, 11/01/51	1,319,000	816,745
2.937%, 11/01/56	327,000	193,684
4.200%, 08/15/34 (d)	500,000	438,832
		1,449,261
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
2.550%, 12/01/33	943,000	697,678
3.550%, 09/15/55	1,405,000	918,264
3.800%, 12/01/57	75,000	50,772
4.500%, 05/15/35	1,000,000	864,735
Verizon Communications, Inc., 2.987%, 10/30/56	1,194,000	708,885
		3,240,334
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	867,385
Media (0.0%)
Paramount Global, 4.000%, 01/15/26	250,000	236,784
Telecommunication (0.2%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	953,864

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Vodafone Group PLC, 4.125%, 05/30/25 (b)	$500,000	$486,923
		1,440,787
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (b)	250,000	247,733

Consumer Cyclical (0.6%)
Food & Staples Retailing (0.1%)
Kroger Co., 4.450%, 02/01/47	1,000,000	824,170
Home Furnishings (0.2%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	977,041
Retail (0.3%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	951,357
Target Corp., 3.500%, 07/01/24 (d)	750,000	736,320
		1,687,677
Consumer Staples (0.7%)
Consumer Products — Miscellaneous (0.1%)
SC Johnson & Son, Inc., 3.350%, 09/30/24 (c)	750,000	723,496
Household Products (0.4%)
Avery Dennison Corp., 2.650%, 04/30/30	2,000,000	1,601,050
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	807,393
		2,408,443
Personal Care (0.2%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	845,761

Consumer, Non-cyclical (2.7%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	854,996
Biotechnology (0.6%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,846,436
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,681,854
		3,528,290
Commercial Service — Finance (0.1%)
Moody's Corp., 4.875%, 02/15/24	250,000	251,031
Commercial Services (0.3%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (c)	2,000,000	1,849,620
Diagnostic Equipment (0.3%)
Abbott Laboratories
3.875%, 09/15/25	750,000	734,489
4.750%, 11/30/36	1,000,000	973,529
4.750%, 04/15/43	250,000	229,732
		1,937,750
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	127,215	131,452
Food (0.3%)
Mars, Inc., 3.950%, 04/01/49 (c)	1,000,000	806,707
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	890,504
		1,697,211
Food Products (0.1%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	659,329
Pharmaceuticals (0.9%)
AbbVie, Inc.
3.600%, 05/14/25	1,000,000	961,284
3.800%, 03/15/25	670,000	647,330
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,822,856
Bristol-Myers Squibb Co.
3.250%, 11/01/23	500,000	496,019
3.875%, 08/15/25	229,000	222,210
Novartis Capital Corp., 3.400%, 05/06/24 (d)	500,000	491,115
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28 (b)	1,000,000	967,865
		5,608,679

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Energy (2.8%)
Oil & Gas (1.2%)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	$1,000,000	$897,372
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	941,138
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	985,866
Coterra Energy, Inc., 3.900%, 05/15/27 (c)	1,000,000	928,750
EOG Resources, Inc., 2.625%, 03/15/23	250,000	247,968
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	726,663
Phillips 66, 4.650%, 11/15/34	1,000,000	891,768
TotalEnergies Capital International SA, 3.750%, 04/10/24 (b)	750,000	738,301
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	955,714
		7,313,540
Pipelines (1.6%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	980,101
Energy Transfer LP
4.250%, 04/01/24	1,000,000	978,675
4.900%, 03/15/35	1,000,000	843,137
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	239,052
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (c)	1,000,000	969,982
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	677,753
Magellan Midstream Partners LP, 4.200%, 10/03/47	1,000,000	743,178
MPLX LP, 4.950%, 09/01/32	2,000,000	1,816,244
Plains All American Pipeline LP/PAA Finance Corp., 3.850%, 10/15/23	250,000	246,601
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (c)	1,500,000	1,221,121
Williams Cos., Inc.
3.750%, 06/15/27	500,000	460,257
4.300%, 03/04/24	500,000	488,540
		9,664,641
Financial (9.4%)
Banks (3.8%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	720,986
Bank of America Corp.
Series L,3.950%, 04/21/25	1,000,000	963,457
Series L,4.183%, 11/25/27	1,000,000	926,659
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (e)	1,000,000	821,421
Capital One Financial Corp., 4.250%, 04/30/25	1,500,000	1,458,087
Citigroup, Inc.
3.300%, 04/27/25	750,000	714,169
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338%) (e)	1,000,000	887,194
Comerica Bank, 5.332%, 08/25/33 (SOFRRATE +2.610%) (e)	2,000,000	1,864,002
Discover Bank, 4.250%, 03/13/26	500,000	478,494
Fifth Third Bank NA, 3.950%, 07/28/25	1,000,000	977,238
Goldman Sachs Group, Inc.
3.850%, 01/26/27	1,000,000	927,454
4.482%, 08/23/28 (SOFRRATE +1.725%) (e)	2,000,000	1,878,666
JPMorgan Chase & Co., 3.125%, 01/23/25	1,000,000	956,684
KeyBank NA, 4.390%, 12/14/27	3,000,000	2,875,701
M&T Bank Corp., 4.553%, 08/16/28 (SOFRRATE + 1.780%) (e)	3,000,000	2,889,390
PNC Bank NA
3.800%, 07/25/23	250,000	248,618
4.050%, 07/26/28	1,000,000	919,662
SVB Financial Group, 2.100%, 05/15/28	2,000,000	1,630,112
Synchrony Bank, 5.400%, 08/22/25	1,000,000	975,843
Truist Bank, 2.750%, 05/01/23	250,000	247,538
		23,361,375
Capital Markets (0.1%)
Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (e)	1,000,000	926,436
Diversified Financial Services (0.8%)
American Express Co., 3.300%, 05/03/27	1,000,000	929,894
CME Group, Inc., 3.000%, 03/15/25	1,000,000	957,701
Discover Financial Services, 3.750%, 03/04/25	1,000,000	956,102
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	933,316
Pine Street Trust I, 4.572%, 02/15/29 (c)	1,500,000	1,385,809
		5,162,822
Finance (0.9%)
Allied World Assurance Co. Holdings Ltd., 4.350%, 10/29/25 (b)	1,290,000	1,218,706

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Intercontinental Exchange, Inc., 4.350%, 06/15/29	$3,000,000	$2,837,367
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	2,000,000	1,453,724
		5,509,797
Insurance (2.1%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	783,612
Assured Guaranty U.S. Holdings, Inc., 5.000%, 07/01/24	330,000	330,636
Equitable Financial Life Global Funding, 1.700%, 11/12/26 (c)	1,500,000	1,301,543
First American Financial Corp., 4.600%, 11/15/24	750,000	738,528
Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	963,423
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (c)	750,000	743,102
Manulife Financial Corp., 4.150%, 03/04/26 (b)	750,000	726,431
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	836,916
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (c)	3,000,000	2,263,047
Old Republic International Corp., 4.875%, 10/01/24	750,000	749,666
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%) (c) (e)	1,000,000	800,000
Principal Life Global Funding II, 1.500%, 08/27/30 (c)	3,000,000	2,266,434
		12,503,338
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26 (d)	1,000,000	954,412
Real Estate Investment Trust — Diversified (0.2%)
Kite Realty Group Trust, 4.000%, 03/15/25 (d)	1,000,000	945,981
Real Estate Investment Trust — Health Care (0.7%)
Healthcare Realty Holdings LP
3.750%, 07/01/27	1,000,000	918,517
3.875%, 05/01/25	1,000,000	959,889
Physicians Realty LP, 4.300%, 03/15/27	1,000,000	940,367
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,362,342
		4,181,115
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	462,245
Real Estate Investment Trust — Shopping Centers (0.0%)
Retail Opportunity Investments Partnership LP, 5.000%, 12/15/23	250,000	247,668
Real Estate Investment Trust — Single Tenant (0.1%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	676,754
Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	914,828
Essex Portfolio LP, 3.500%, 04/01/25	1,000,000	958,577
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (c)	500,000	419,253
		2,292,658
Health Care (0.9%)
Health Care Providers & Services (0.5%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	739,916
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	808,185
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	247,864
UnitedHealth Group, Inc.
2.750%, 02/15/23 (d)	250,000	248,751
3.750%, 07/15/25 (d)	1,000,000	974,090
		3,018,806
Pharmaceuticals (0.4%)
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	965,133
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,025,284
Mylan, Inc., 4.200%, 11/29/23	500,000	494,624
		2,485,041
Industrials (4.2%)
Aerospace & Defense (0.8%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	971,047
L3Harris Technologies, Inc., 3.832%, 04/27/25	1,000,000	967,834
Raytheon Technologies Corp.
3.700%, 12/15/23	500,000	495,533
4.050%, 05/04/47	1,000,000	791,433
4.125%, 11/16/28	1,500,000	1,402,132
		4,627,979

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Air Freight & Logistics (0.1%)
FedEx Corp., 4.400%, 01/15/47	$1,000,000	$780,261
Building Products (0.4%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	1,000,000	809,217
Mohawk Industries, Inc., 3.625%, 05/15/30	2,000,000	1,668,812
		2,478,029
Containers & Packaging (0.6%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	934,220
Sealed Air Corp., 6.875%, 07/15/33 (c)	1,000,000	955,000
Sonoco Products Co., 3.125%, 05/01/30	2,000,000	1,660,336
		3,549,556
Electrical Equipment (0.9%)
Flex Ltd.
4.750%, 06/15/25 (b)	1,000,000	977,229
4.875%, 06/15/29 (b)	1,000,000	903,989
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	1,892,716
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,666,104
		5,440,038
Environmental Control (0.2%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	936,384
Industrial Conglomerates (0.1%)
3M Co., 3.625%, 10/15/47	1,000,000	721,462
Machinery (0.3%)
Caterpillar Financial Services Corp.
2.850%, 05/17/24	1,000,000	973,088
3.750%, 11/24/23 (d)	750,000	744,892
		1,717,980
Miscellaneous Manufacturing (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	911,862
Textron, Inc.
3.875%, 03/01/25	750,000	728,704
4.300%, 03/01/24	500,000	497,082
		2,137,648
Road & Rail (0.0%)
Kansas City Southern, 4.300%, 05/15/43	250,000	202,432
Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	344,971
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.900%, 02/01/24 (c)	1,000,000	975,221
		1,320,192
Trucking & Leasing (0.3%)
GATX Corp.
3.250%, 03/30/25	1,000,000	949,777
4.550%, 11/07/28	1,000,000	930,996
		1,880,773

Information Technology (1.7%)
Communications Equipment (0.2%)
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	936,272
Computers (0.8%)
Apple, Inc., 4.375%, 05/13/45 (d)	1,000,000	897,298
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	1,944,450
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,745,000
		4,586,748
Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	750,000	729,895
IT Services (0.3%)
Global Payments, Inc.
4.800%, 04/01/26	750,000	726,259
5.300%, 08/15/29	1,500,000	1,409,937
		2,136,196

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	$1,000,000	$962,492
Oracle Corp., 3.800%, 11/15/37	1,000,000	721,602
		1,684,094
Materials (0.6%)
Chemicals (0.5%)
Mosaic Co., 5.450%, 11/15/33	200,000	188,256
Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	965,656
Yara International ASA
3.148%, 06/04/30 (c) (b)	1,000,000	794,088
4.750%, 06/01/28 (c) (b)	1,000,000	908,691
		2,856,691
Construction Materials (0.1%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	812,653

Technology (0.5%)
Semiconductor Equipment (0.5%)
Broadcom, Inc., 3.419%, 04/15/33 (c)	2,000,000	1,524,150
Micron Technology, Inc., 2.703%, 04/15/32	2,000,000	1,452,940
		2,977,090
Transportation (1.3%)
Airlines (0.7%)
Air Canada Pass Through Trust, Series 2015-2A, 4.125%, 06/15/29 (b) (c)	787,422	667,340
American Airlines Pass Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	692,098	546,757
British Airways Pass Through Trust, Series 2013-1, Class A, 4.625%, 12/20/25 (c)	404,398	392,266
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/28 (c)	2,000,000	1,858,822
United Airlines Pass Through Trust, Series AA, 3.500%, 09/01/31	983,882	852,820
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.300%, 02/15/27	150,777	141,695
		4,459,700
Transport — Rail (0.6%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	493,260
Union Pacific Corp.
3.750%, 03/15/24	500,000	493,410
5.375%, 06/01/33	2,500,000	2,440,648
		3,427,318
Utilities (2.8%)
Electric Utilities (1.8%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	750,228
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	774,171
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	903,702
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	749,919
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	249,688
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,744,424
Northern States Power Co., 3.750%, 12/01/47	1,000,000	742,725
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	592,875
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	793,471
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,709,138
		11,010,341
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	247,713
Gas Utilities (0.7%)
National Fuel Gas Co.
4.750%, 09/01/28	1,000,000	918,377
5.200%, 07/15/25	1,000,000	984,977
ONEOK, Inc.
4.000%, 07/13/27	500,000	458,345
4.350%, 03/15/29	1,500,000	1,336,645
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	765,376
		4,463,720
Multi-Utilities (0.0%)
Eastern Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	246,607
Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	755,693

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Aquarion Co., 4.000%, 08/15/24 (c)	$500,000	$487,300
		1,242,993
Total corporate obligations (cost: $202,314,162)		183,521,372
Total long-term debt securities (cost: $233,928,015)		212,912,735

	Shares
Mutual Funds (49.3%)
Investment Companies (49.3%)
iShares Core S&P 500 ETF	105,440	37,816,056
iShares iBoxx $ Investment Grade Corporate Bond ETF	230,335	23,597,821
SFT Index 500 Fund (f)	14,224,618	218,386,932
SPDR S&P 500 ETF Trust (d)	36,170	12,919,201
Vanguard S&P 500 ETF	20,175	6,623,452
Total mutual funds (cost: $198,787,901)		299,343,462

Short-Term Securities (12.3%)
Investment Companies (12.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.940%	74,970,728	74,970,728
Total short-term securities (cost: $74,970,728)		74,970,728
Total investments excluding purchased options (96.7%) (cost: $507,686,644)		587,226,925
Total purchased options outstanding (0.2%) (cost: $1,370,819)		1,181,368
Total investments in securities (cost: $509,057,463) (g)		588,408,293
Cash and other assets in excess of liabilities (3.1%)		18,935,679
Total net assets (100.0%)		$607,343,972

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Foreign security: The Fund held 2.0% of net assets in foreign securities at September 30, 2022.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	Variable rate security.
(f)	Affiliated security.
(g)	At September 30, 2022, the cost of investments for federal income tax purposes was $515,217,502. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$119,423,042
Gross unrealized depreciation	(39,908,370)
Net unrealized appreciation	$79,514,672

Holdings of Open Futures Contracts

On September 30, 2022, securities with an aggregate market value of $17,598,553 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation) (a)
S&P 500 E-Mini Index Future	December 2022	403	Short	$(78,993,782)	$(72,570,225)	$6,423,557

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2022

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,720	October 2022	85	$8,500	$633,250

Put Options Purchased:

The Fund had the following put options purchased open at September 30, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$30	October 2022	1,646	$164,600	$548,118

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Call Options Written:

The Fund had the following call options written open at September 30, 2022

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,940	October 2022	85	$8,500	$(96,475)

Put Options Written:

The Fund had the following put options written open at September 30, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$15	October 2022	1,067	$106,700	$(3,201)

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities

September 30, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (107.3%)
Government Obligations (52.8%)
Other Government Obligations (0.8%)
Provincial or Local Government Obligations (0.8%)
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, Series A, 5.450%, 09/01/40	$1,185,000	$1,207,669
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	693,000	746,735
Ohio Water Development Authority, Series A2, 4.817%, 12/01/30	250,000	251,425
Port Authority of New York & New Jersey, 4.458%, 10/01/62	1,150,000	1,004,019
Texas A&M University, Series D, 4.000%, 05/15/31	325,000	306,622
		3,516,470
U.S. Government Agencies and Obligations (52.0%)
Federal Home Loan Mortgage Corporation (10.0%)
2.000%, 11/01/51	5,306,606	4,305,274
2.500%, 04/01/28	63,728	58,754
2.500%, 01/01/52	1,931,806	1,626,227
2.500%, 03/01/52	8,013,079	6,736,157
3.000%, 08/01/42	276,442	247,082
3.000%, 12/01/42	110,825	99,382
3.000%, 01/01/43	155,947	138,694
3.000%, 02/01/43	381,987	339,140
3.000%, 04/01/43	540,126	470,639
3.000%, 10/25/46	46,674	41,999
3.000%, 02/01/52	3,756,005	3,271,278
3.203%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	12,522	12,488
3.500%, 10/01/25	48,481	45,834
3.500%, 05/01/32	86,745	82,830
3.500%, 03/01/42	396,303	373,236
3.500%, 08/01/42	330,505	311,291
3.500%, 05/25/45	184,033	163,202
3.789%, 02/28/23	15,000,000	14,770,980
4.000%, 09/01/40	345,184	334,119
4.000%, 11/01/40	627,352	600,699
4.000%, 02/01/41	138,960	132,039
4.000%, 03/01/41	160,917	156,931
4.000%, 08/01/52	5,449,981	5,059,894
4.034%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	357,078	338,264
4.500%, 04/01/23	1,564	1,415
4.500%, 09/01/40	44,235	43,364
4.500%, 01/01/41	229,591	221,613
4.500%, 02/01/41	128,307	123,815
4.500%, 03/01/41	283,202	279,020
4.500%, 04/01/41	234,819	237,242
5.000%, 03/01/23	598	561
5.000%, 05/01/29	11,816	11,733
5.000%, 04/01/35	39,713	39,788
5.000%, 08/01/35	25,329	25,259
5.000%, 11/01/35	50,740	51,063
5.000%, 11/01/39	255,330	254,646
5.000%, 04/01/40	77,024	76,972
5.000%, 08/01/40	52,260	52,541
5.500%, 11/01/23	14,958	14,065
5.500%, 05/01/34	337,478	348,687
5.500%, 10/01/34	114,431	118,178
5.500%, 07/01/35	138,129	142,536
5.500%, 10/01/35	148,423	149,402
5.500%, 12/01/38	71,047	72,651
6.000%, 11/01/33	146,676	158,293
6.250%, 12/15/23	4,749	4,764
6.384%, 10/25/27 (1-Month USD LIBOR + 3.300%) (b)	186,971	188,928
6.500%, 09/01/32	18,894	21,167
6.500%, 11/01/32	15,379	16,932
6.500%, 06/01/36	98,023	98,928
7.000%, 12/01/37	24,160	25,919

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

8.634%, 07/25/28 (1-Month USD LIBOR + 5.550%) (b)	$1,160,522	$1,237,726
		43,733,641
Federal National Mortgage Association (27.8%)
2.000%, 11/01/51	10,411,194	8,446,635
2.000%, 11/14/52 (c)	24,250,000	19,615,977
2.500%, 03/01/27	97,800	89,582
2.500%, 11/01/27	149,142	136,663
2.500%, 03/01/28	116,624	107,307
2.500%, 07/01/28	156,970	145,674
2.500%, 11/10/51 (c)	32,575,000	27,331,189
2.500%, 03/01/52	2,797,531	2,353,221
2.500%, 04/01/52	2,514,973	2,113,532
3.000%, 11/01/27	69,246	64,749
3.000%, 09/01/42	76,258	67,950
3.000%, 01/01/46	82,124	72,760
3.000%, 04/01/52	6,101,938	5,310,819
3.000%, 10/13/52 (c)	19,400,000	16,868,906
3.500%, 11/01/25	57,947	56,643
3.500%, 01/01/26	66,740	65,229
3.500%, 12/01/32	82,234	77,021
3.500%, 11/01/40	264,581	240,882
3.500%, 01/01/41	291,395	269,511
3.500%, 02/01/41	353,906	328,999
3.500%, 04/01/41	183,995	167,787
3.500%, 11/01/41	1,019,406	932,175
3.500%, 12/01/41	205,515	191,021
3.500%, 05/01/42	109,419	99,787
3.500%, 01/01/43	246,400	226,711
3.500%, 02/01/43	293,231	273,968
3.500%, 05/01/43	959,685	897,367
3.500%, 10/13/52 (c)	3,600,000	3,238,312
4.000%, 12/01/40	39,874	38,138
4.000%, 04/01/41	607,856	574,408
4.000%, 09/01/41	161,685	154,736
4.000%, 11/01/41	96,185	91,689
4.000%, 06/01/42	273,914	261,713
4.000%, 09/01/43	170,985	159,924
4.500%, 04/01/25	7,752	7,729
4.500%, 05/25/34	537,000	525,586
4.500%, 05/01/35	87,931	91,831
4.500%, 07/01/35	234,224	226,552
4.500%, 09/01/37	83,880	81,130
4.500%, 06/01/39	82,580	81,640
4.500%, 04/01/41	725,113	713,539
4.500%, 07/01/41	489,002	473,381
4.500%, 07/01/47	208,380	203,663
4.500%, 08/01/52	6,215,436	5,927,293
4.500%, 10/13/52 (c)	6,525,000	6,213,023
5.000%, 06/25/23	4,935	4,923
5.000%, 07/01/23	4,219	3,893
5.000%, 11/01/33	99,158	99,559
5.000%, 03/01/34	83,811	84,207
5.000%, 05/01/34	16,852	16,803
5.000%, 12/01/34	97,039	97,429
5.000%, 07/01/35	86,733	88,041
5.000%, 08/01/35	34,705	34,951
5.000%, 03/01/38	38,963	40,291
5.000%, 04/01/38	67,849	69,922
5.000%, 06/01/39	65,785	66,440
5.000%, 12/01/39	223,314	225,518
5.000%, 06/01/40	29,088	29,208
5.000%, 04/01/41	230,594	233,238
5.000%, 10/13/52 (c)	9,500,000	9,250,625
5.500%, 08/01/23	2,578	2,503
5.500%, 02/01/24	6,038	6,028
5.500%, 04/01/33	355,602	357,953
5.500%, 05/01/33	4,492	4,645
5.500%, 12/01/33	36,953	37,198
5.500%, 01/01/34	67,652	69,946
5.500%, 02/01/34	76,954	80,641

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.500%, 03/01/34	$119,090	$119,408
5.500%, 04/01/34	59,654	61,665
5.500%, 05/01/34	2,070	2,076
5.500%, 09/01/34	81,046	85,330
5.500%, 10/01/34	25,367	25,353
5.500%, 01/01/35	41,963	42,098
5.500%, 02/01/35	134,736	134,125
5.500%, 04/01/35	121,089	120,553
5.500%, 06/01/35	6,967	6,947
5.500%, 08/01/35	73,456	75,950
5.500%, 10/01/35	147,595	147,415
5.500%, 11/01/35	32,390	33,408
5.500%, 09/01/36	63,107	65,246
5.500%, 12/01/39	39,033	39,509
6.000%, 08/01/23	4,525	4,449
6.000%, 09/01/32	7,604	7,968
6.000%, 10/01/32	249,413	258,539
6.000%, 11/01/32	284,133	297,714
6.000%, 03/01/33	177,015	191,779
6.000%, 12/01/33	70,968	78,964
6.000%, 08/01/34	11,021	10,990
6.000%, 09/01/34	13,252	14,552
6.000%, 11/01/34	7,682	8,015
6.000%, 12/01/34	56,428	59,682
6.000%, 11/01/36	7,513	7,919
6.000%, 01/01/37	77,611	83,462
6.000%, 08/01/37	37,778	40,792
6.000%, 10/01/38	73,127	77,084
6.500%, 11/01/23	3,344	3,314
6.500%, 12/01/31	28,849	31,952
6.500%, 02/01/32	122,152	135,406
6.500%, 04/01/32	72,735	80,568
6.500%, 05/01/32	17,521	17,676
6.500%, 07/01/32	121,467	131,592
6.500%, 08/01/32	64,156	71,102
6.500%, 09/01/32	38,570	42,352
6.500%, 10/01/32	50,348	50,847
6.500%, 09/01/34	2,834	2,856
6.500%, 11/01/34	2,880	3,180
6.500%, 03/01/35	40,879	44,137
6.500%, 09/01/37	58,678	59,489
6.500%, 11/01/37	29,385	32,910
6.734%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	141,168	144,478
7.000%, 07/01/31	32,154	32,485
7.000%, 09/01/31	95,886	96,876
7.000%, 11/01/31	85,034	85,903
7.000%, 02/01/32	37,858	38,369
7.000%, 03/01/32	9,188	9,313
7.000%, 07/01/32	39,354	39,883
7.384%, 02/25/25 (1-Month USD LIBOR + 4.300%) (b)	363,229	373,824
7.484%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	32,469	32,912
7.500%, 04/01/31	34,694	35,578
7.500%, 05/01/31	16,584	17,506
7.534%, 01/25/29 (1-Month USD LIBOR + 4.450%) (b)	834,796	866,805
		121,102,619
Government National Mortgage Association (1.4%)
0.000%, 06/17/45 (b) (d) (e)	118,845	14
1.000%, 12/20/42	42,139	34,841
3.000%, 03/15/45	483,391	425,456
3.000%, 04/15/45	879,824	774,359
3.000%, 05/15/45	39,814	35,154
3.250%, 04/20/33	89,557	80,358
3.250%, 03/20/35	736,802	687,395
3.250%, 11/20/35	413,120	385,334
3.250%, 01/20/36	669,605	624,555
3.500%, 11/15/40	59,239	55,306
3.500%, 04/20/46	240,176	223,754
3.750%, 03/20/46	593,066	559,688
4.000%, 07/20/31	221,795	212,584
4.000%, 04/20/39	149,741	141,941

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

4.000%, 12/20/40	$409,000	$385,393
4.000%, 01/15/41	20,263	19,728
4.000%, 02/15/41	169,073	163,257
4.000%, 10/15/41	107,737	102,167
4.000%, 12/20/44	48,160	46,182
4.500%, 06/15/40	123,929	121,636
5.000%, 05/15/33	31,081	31,527
5.000%, 12/15/39	46,046	47,015
5.000%, 01/15/40	405,644	413,348
5.000%, 07/15/40	81,665	81,766
5.500%, 07/15/38	96,923	101,040
5.500%, 10/15/38	161,686	165,983
		5,919,781
U.S. Treasury (12.8%)
U.S. Treasury Bond
2.000%, 11/15/41	45,290,000	32,396,503
3.000%, 08/15/52 (c)	13,087,000	11,301,852
U.S. Treasury Inflation Indexed Bond, 0.125%, 02/15/52 (c)	846,103	531,326
U.S. Treasury Note
2.750%, 08/15/32 (c)	2,130,000	1,946,620
4.125%, 09/30/27 (c)	5,660,000	5,681,225
4.250%, 09/30/24	3,715,000	3,717,902
		55,575,428
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, 7.793%, 02/15/25	5,136	5,134
Total government obligations (cost: $245,471,865)		229,853,073

Asset-Backed Securities (13.2%)
AGL CLO 12 Ltd., Series 2021-12A, Class B, 4.310%, 07/20/34 (3-Month USD LIBOR + 1.600%) (b) (f)	875,000	812,091
AMSR Trust
Series 2021-SFR2, Class D, 2.278%, 08/17/38 (f)	1,150,000	981,716
Series 2021-SFR4, Class B, 2.417%, 12/17/38 (f)	4,950,000	4,336,075
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 4.059%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	405,094
CarMax Auto Owner Trust, Series 2019-4, Class D, 2.800%, 04/15/26	1,400,000	1,351,249
Chase Funding Trust
Series 2002-3, Class 2A1, 3.724%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	94,443	104,863
Series 2003-2, Class 2A2, 3.644%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	133,146	136,156
CIFC Funding Ltd., Class A, Series 2022-3A, 2.649%, 04/21/35 (b) (f)	1,250,000	1,210,825
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (f)	18,377	17,185
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (f)	667,008	648,572
Series 2018-AGS, Class A2, 3.584%, 02/25/44 (1-Month USD LIBOR + 0.500%) (b) (f)	239,238	236,341
Series 2019-AGS, Class A1 ,2.540%, 01/25/47 (f)	1,393,238	1,291,669
Series 2021-AGS, Class A, 1.200%, 03/25/52 (f)	574,276	482,949
Eaton Vance CLO Ltd., Series 2019-1A, Class AR, 3.612%, 04/15/31 (3-Month USD LIBOR + 1.100%) (b) (f)	1,000,000	970,868
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.730%, 07/15/26	1,850,000	1,790,285
FirstKey Homes Trust
Series 2021-SFR1, Class B, 1.788%, 08/17/38 (f)	2,075,000	1,804,981
Series 2021-SFR2, Class D, 2.058%, 09/17/38 (f)	1,950,000	1,646,160
Home Partners of America Trust
Series 2021-1, Class A, 1.698%, 09/17/41 (f)	1,683,616	1,397,100
Series 2021-3, Class B, 2.649%, 01/17/41 (f)	3,768,154	3,147,700
HPS Loan Management Ltd., Series 2021-16A, Class A1, 3.923%, 01/23/35 (3-Month USD LIBOR + 1.140%) (b) (f)	1,150,000	1,107,098
Invitation Homes Trust
Series 2018-SFR1, Class C, 4.243%, 03/17/37 (1-Month USD LIBOR + 1.250%) (b) (f)	3,499,498	3,436,031
Series 2018-SFR4, Class C, 4.393%, 01/17/38 (1-Month USD LIBOR + 1.400%) (b) (f)	5,049,767	5,022,225
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-NC3, Class A2, 3.644%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	172,867	181,395
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310%, 01/15/69 (f)	926,552	827,552
Series 2021-BA, Class A, 0.940%, 07/15/69 (f)	1,731,151	1,502,573
Series 2021-CA, Class A, 1.060%, 10/15/69 (f)	860,566	738,260
Series 2021-FA, Class A, 1.110%, 02/18/70 (f)	1,556,451	1,307,913
Series 2022-A, Class A, 2.230%, 07/15/70 (f)	1,607,613	1,431,748
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, 4.162%, 07/15/36 (3-Month USD LIBOR + 1.650%) (b) (f)	1,125,000	1,059,761
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A1A, 4.100%, 01/20/34 (3-Month USD LIBOR + 1.390%) (b) (f)	675,000	659,303

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Progress Residential Trust, Series 2021-SFR7, Class D, 2.341%, 08/17/40 (f)	$1,525,000	$1,229,587
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (f)	945,632	913,477
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (f)	1,500,000	1,368,237
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 01/15/26	1,587,422	1,575,410
Saxon Asset Securities Trust, Series 2004-1, Class A, 2.020%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	226,349	227,751
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (f)	2,168,914	1,800,734
Towd Point Mortgage Trust
Series 2015-2, Class 2M2, 4.034%, 11/25/57 (b) (f)	3,154,000	3,132,502
Series 2015-4, Class M2, 3.750%, 04/25/55 (b) (f)	2,505,000	2,461,707
Series 2018-4, Class A1, 3.000%, 06/25/58 (b) (f)	1,880,288	1,914,064
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (f)	975,000	826,253
Tricon Residential Trust, Series 2021-SFR1, Class B, 2.244%, 07/17/38 (f)	2,300,000	2,032,974
Total asset-backed securities (cost: $62,593,395)		57,528,434

Other Mortgage-Backed Securities (12.1%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (7.6%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.691%, 01/25/45 (b) (f)	87,725	84,464
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	24,420	23,263
Bellemeade RE Ltd., Series 2018-3A, Class M1B, 4.934%, 10/25/28 (1-Month USD LIBOR + 1.850%) (b) (f) (g)	671,860	670,517
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (b) (f)	151,268	146,980
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (b) (f)	1,973,646	1,698,980
CSMC Trust
Series 2013-6, Class B4, 3.325%, 08/25/43 (b) (f)	1,100,097	1,118,556
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (b) (f)	993,269	942,205
Eagle RE Ltd., Series 2020-1, Class M1B, 4.534%, 01/25/30 (1-Month LIBOR + 1.450%) (b) (f) (g)	4,725,000	4,689,016
FARM Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (b) (e) (f)	1,594,646	1,296,138
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (b) (f)	2,161,921	1,868,204
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (b) (f)	2,271,304	1,967,970
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 2.724%, 07/25/44 (b) (f)	2,110,021	1,989,679
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.418%, 06/25/29 (b) (f)	85,169	73,347
Series 2016-3, Class B3, 3.280%, 10/25/46 (b) (f)	218,828	200,384
Series 2017-2, Class B4, 3.653%, 05/25/47 (b) (f)	2,875,609	2,355,264
Series 2021-13, Class A4, 2.500%, 04/25/52 (b) (f)	4,050,108	3,367,846
Series 2021-4, Class A5, 2.500%, 08/25/51 (b) (f)	2,400,000	1,636,826
JP Morgan Trust, Series 2015-6, Class B4, 3.532%, 10/25/45 (b) (f)	1,375,000	991,880
MRFC Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	3,240	3,274
Prudential Home Mortgage Securities Co., Inc., Series 1994-E, Class 5B, 7.480%, 09/28/24 (b) (f)	53	51
Radnor RE Ltd., Series 2019-1, Class M1B, 5.034%, 02/25/29 (1-Month USD LIBOR + 1.950%) (b) (f) (g)	726,645	717,910
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1,4.000%, 08/25/56 (b) (f)	1,156,638	1,122,228
Series 2017-3, Class M1,4.000%, 07/25/56 (b)	1,683,343	1,646,186
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.488%, 06/25/43 (b)	500,092	412,260
Series 2015-1, Class B2, 3.917%, 01/25/45 (b) (f)	138,828	141,685
Series 2015-3, Class B1, 3.722%, 07/25/45 (b) (f)	213,603	205,807
Series 2015-4, Class B2, 3.138%, 11/25/30 (b) (f)	209,070	210,033
Series 2017-1, Class B3, 3.611%, 02/25/47 (b) (f)	1,033,920	837,508
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.602%, 04/25/47 (b) (f)	1,379,488	898,348
Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (b)	5,663	125
Series 1998-2, Class C, 6.750%, 05/02/30 (b)	3,665	81
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.677%, 06/20/45 (b) (f)	1,618,462	1,488,194
		32,805,209
Commercial Mortgage-Backed Securities (4.5%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.325%, 08/15/46 (b) (f)	1,350,000	1,175,508
BB-UBS Trust
Series 2012-SHOW, Class C, 4.160%, 11/05/36 (b) (f)	500,000	480,617
Series 2012-SHOW, Class D, 4.160%, 11/05/36 (b) (f)	500,000	471,396
BX Trust, Class D, Series 2022-PSB, 7.538%, 08/15/39 (TERM SOFR +4.693%) (b) (f)	830,000	821,164
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	500,000	473,803
Citigroup Commercial Mortgage Trust, Series 2018-TBR, Class A, 3.648%, 12/15/36 (1-Month USD LIBOR + 0.830%) (b) (f)	4,000,000	3,938,196
Irvine Core Office Trust, Series 2013-IRV, Class A1, 2.068%, 05/15/48 (f)	34,656	34,454
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	942,566
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 02/10/32 (f)	2,500,000	2,424,091
UBS Commercial Mortgage Trust

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Series 2017-C1, Class AS, 3.724%, 06/15/50	$2,750,000	$2,432,009
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,233,904
Series 2017-C7, Class AS, 4.061%, 12/15/50 (b)	1,505,000	1,385,289
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.637%, 06/15/48	1,905,000	1,826,669
		19,639,666
Total other mortgage-backed securities (cost: $59,214,250)		52,444,875

Corporate Obligations (26.5%)
Basic Materials (0.1%)
Chemicals (0.1%)
International Flavors & Fragrances, Inc., 2.300%, 11/01/30 (f)	500,000	383,397
Valvoline, Inc., 4.250%, 02/15/30 (f)	140,000	132,650
		516,047
Communication Services (0.3%)
Wireless Telecommunication Services (0.3%)
T-Mobile USA, Inc., 2.550%, 02/15/31	1,500,000	1,187,437

Communications (2.0%)
Cable/Satellite TV (0.4%)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.400%, 04/01/33	1,000,000	821,649
4.800%, 03/01/50	1,000,000	718,754
		1,540,403
Media (0.4%)
Cable One, Inc., 4.000%, 11/15/30 (f)	162,000	125,550
CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 08/15/30 (f)	575,000	454,250
CSC Holdings LLC, 6.500%, 02/01/29 (f)	475,000	419,187
Paramount Global, 4.200%, 05/19/32	250,000	202,534
Time Warner Cable LLC, 5.500%, 09/01/41	535,000	421,700
		1,623,221
Telecommunication (0.9%)
AT&T, Inc., 3.550%, 09/15/55	4,012,000	2,622,119
CommScope, Inc., 4.750%, 09/01/29 (f)	264,000	213,840
Crown Castle Towers LLC, 4.241%, 07/15/48 (f)	625,000	585,419
Intelsat Jackson Holdings SA, 6.500%, 03/15/30 (f) (g)	151,000	127,972
Level 3 Financing, Inc., 4.250%, 07/01/28 (f)	536,000	416,740
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (f)	161,000	129,202
		4,095,292
Wireless Telecommunication Services (0.3%)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (f)	500,000	489,750
T-Mobile USA, Inc., 2.625%, 04/15/26	1,000,000	902,561
		1,392,311
Consumer Cyclical (0.7%)
Entertainment (0.5%)
Caesars Entertainment, Inc.
4.625%, 10/15/29 (f)	169,000	129,285
8.125%, 07/01/27 (f)	92,000	88,320
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (f)	1,000,000	747,197
5.141%, 03/15/52 (f)	1,500,000	1,089,367
		2,054,169
Retail (0.2%)
Alimentation Couche-Tard, Inc., 3.800%, 01/25/50 (f) (g)	500,000	332,044
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/30 (f)	55,000	41,800
FirstCash, Inc., 5.625%, 01/01/30 (f)	254,000	216,535
Michaels Cos., Inc., 7.875%, 05/01/29 (f)	341,000	196,928
		787,307
Consumer, Non-cyclical (2.5%)
Agricultural Products (0.3%)
Imperial Brands Finance PLC
3.875%, 07/26/29 (f) (g)	30,000	25,183
6.125%, 07/27/27 (f) (g)	470,000	461,187
Reynolds American, Inc., 5.850%, 08/15/45	1,000,000	774,733
		1,261,103

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/48	$1,000,000	$835,071
Biotechnology (0.0%)
Grifols Escrow Issuer SA, 4.750%, 10/15/28 (f) (g)	271,000	208,331
Commercial Services (0.1%)
Rent-A-Center, Inc., 6.375%, 02/15/29 (f)	54,000	42,120
WASH Multifamily Acquisition, Inc., 5.750%, 04/15/26 (f)	236,000	217,710
		259,830
Food (0.3%)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.750%, 04/01/33 (f)	1,500,000	1,355,610
Food Products (0.2%)
Kraft Heinz Foods Co., 5.200%, 07/15/45	750,000	656,301
Pilgrim's Pride Corp., 3.500%, 03/01/32 (f)	560,000	417,200
		1,073,501
Household Products (0.1%)
Spectrum Brands, Inc.
3.875%, 03/15/31 (c) (f)	325,000	218,156
5.500%, 07/15/30 (f)	262,000	205,343
		423,499
Pharmaceuticals (1.3%)
AbbVie, Inc., 4.250%, 11/21/49	500,000	401,806
BAT Capital Corp.
2.726%, 03/25/31	750,000	551,866
4.540%, 08/15/47	1,000,000	664,169
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (f)	1,500,000	1,373,475
4.400%, 07/15/44 (f)	1,000,000	749,650
Becton Dickinson & Co., 4.298%, 08/22/32	1,000,000	911,428
CVS Health Corp., 5.050%, 03/25/48	1,000,000	877,597
		5,529,991
Energy (1.6%)
Oil & Gas (0.5%)
KazMunayGas National Co. JSC, 5.375%, 04/24/30 (g)	500,000	396,250
NGPL PipeCo LLC, 3.250%, 07/15/31 (f)	1,000,000	781,620
Qatar Energy, 2.250%, 07/12/31 (g)	500,000	401,328
Transocean Phoenix 2 Ltd., 7.750%, 10/15/24 (f) (g)	104,400	101,268
Transocean Proteus Ltd., 6.250%, 12/01/24 (f) (g)	105,300	99,245
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 09/01/27	246,000	222,630
		2,002,341
Pipelines (1.1%)
Energy Transfer LP
6.250%, 04/15/49	190,000	170,105
6.850%, 02/15/40	1,850,000	1,721,530
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/34 (f) (g)	462,350	377,677
Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/29	500,000	415,874
Rockies Express Pipeline LLC, 4.950%, 07/15/29 (f)	256,000	217,600
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,500,000	1,671,960
TransMontaigne Partners LP/TLP Finance Corp., 6.125%, 02/15/26	156,000	131,040
Venture Global Calcasieu Pass LLC, 4.125%, 08/15/31 (f)	260,000	212,550
		4,918,336
Financial (12.8%)
Banks (8.8%)
ABN AMRO Bank NV, 2.470%, 12/13/29 (1-Year CMT + 1.100%) (b) (f) (g)	500,000	395,414
Bank of America Corp.
2.496%, 02/13/31 (3-Month USD LIBOR + 0.990%) (b)	1,000,000	791,017
2.572%, 10/20/32 (SOFRRATE + 1.210%) (b)	1,000,000	765,607
3.974%, 02/07/30 (3-Month USD LIBOR + 1.210%) (b)	4,040,000	3,604,528
Citigroup, Inc.
1.281%, 11/03/25 (SOFRRATE + 0.528%) (b)	2,625,000	2,396,987
2.520%, 11/03/32 (SOFRRATE + 1.177%) (b)	750,000	567,986
2.666%, 01/29/31 (SOFRRATE + 1.146%) (b)	1,000,000	794,876
Credit Suisse Group AG, 3.091%, 05/14/32 (SOFRRATE + 1.730%) (b) (f) (g)	3,935,000	2,754,016
Goldman Sachs Group, Inc.
1.431%, 03/09/27 (SOFRRATE + 0.798%) (b)	300,000	257,538

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

2.383%, 07/21/32 (SOFRRATE + 1.248%) (b)	$3,785,000	$2,860,313
HSBC Holdings PLC
2.013%, 09/22/28 (SOFRRATE + 1.732%) (b) (g)	1,000,000	799,179
2.804%, 05/24/32 (SOFRRATE + 1.187%) (b) (g)	1,500,000	1,106,305
5.402%, 08/11/33 (SOFRRATE + 2.870%) (b) (g)	1,400,000	1,233,924
JPMorgan Chase & Co.
0.969%, 06/23/25 (3-Month USD TERM SOFR + 0.580%) (b)	1,000,000	924,181
1.470%, 09/22/27 (SOFRRATE + 0.765%) (b)	1,500,000	1,265,968
2.580%, 04/22/32 (SOFRRATE + 1.250%) (b)	1,000,000	774,209
3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%) (b)	2,500,000	2,253,700
Lloyds Banking Group PLC
1.627%, 05/11/27 (1-Year CMT + 0.850%) (b) (g)	1,000,000	848,224
3.574%, 11/07/28 (3-Month USD LIBOR + 1.205%) (b) (g)	1,000,000	879,539
4.976%, 08/11/33 (b) (g)	495,000	429,456
Morgan Stanley
0.529%, 01/25/24 (SOFRRATE + 0.455%) (b)	3,700,000	3,637,152
1.928%, 04/28/32 (SOFRRATE + 1.020%) (b) (c)	1,894,000	1,389,347
3.125%, 07/27/26 (1 - Year CMT +2.300%) (b)	800,000	737,061
NatWest Group PLC, 4.269%, 03/22/25 (3-Month USD LIBOR + 1.762%) (b) (g)	1,000,000	973,382
Santander UK Group Holdings PLC, 2.469%, 01/11/28 (SOFRRATE + 1.220%) (b) (g)	2,000,000	1,660,832
U.S. Bancorp
3.000%, 07/30/29	765,000	657,574
Series J,5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (b)	800,000	700,000
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (b)	4,125,000	3,526,075
2.879%, 10/30/30 (3-Month USD TERM SOFR + 1.431%) (b)	1,000,000	821,723
3.000%, 10/23/26	1,100,000	997,097
		40,803,210
Diversified Financial Services (0.4%)
DY7 Leasing LLC, 2.578%, 12/10/25	34,045	32,948
Helios Leasing I LLC, 1.825%, 05/16/25	37,376	36,018
Macquarie Group Ltd., 2.691%, 06/23/32 (SOFRRATE + 1.440%) (b) (f) (g)	2,075,000	1,566,134
		1,635,100
Finance (1.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 01/30/32 (g)	1,500,000	1,113,957
Air Lease Corp., 3.250%, 10/01/29	1,500,000	1,224,494
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (f) (g)	1,500,000	1,181,250
Intercontinental Exchange, Inc., 4.600%, 03/15/33	500,000	465,344
Seasoned Credit Risk Transfer Trust, Series 2021-3, Class TT, 2.000%, 03/25/61	1,342,508	1,201,089
		5,186,134
Insurance (0.8%)
Acrisure LLC/Acrisure Finance, Inc., 7.000%, 11/15/25 (f)	48,000	43,560
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/27 (f)	50,000	43,500
Athene Global Funding, 1.985%, 08/19/28 (f)	1,000,000	789,931
Constellation Brands, Inc., 4.750%, 05/09/32	500,000	466,994
Farmers Insurance Exchange, 4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (b) (f)	500,000	411,518
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (f)	2,125,000	1,724,151
		3,479,654
Real Estate Investment Trust — Health Care (0.2%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	1,000,000	820,509
Real Estate Investment Trust — Office Property (0.1%)
Hudson Pacific Properties LP
3.250%, 01/15/30	540,000	429,592
5.950%, 02/15/28	35,000	33,430
		463,022
Savings and Loans (0.1%)
Nationwide Building Society, 2.972%, 02/16/28 (SOFRRATE + 1.290%) (b) (f) (g)	500,000	429,871
Specialized REITs (0.7%)
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	295,000	221,342
5.300%, 01/15/29	1,000,000	916,077
5.375%, 04/15/26	500,000	477,759
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (f)	40,000	35,100

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

3.875%, 02/15/29 (f)	$1,500,000	$1,258,125
		2,908,403
Health Care (2.3%)
Health Care Providers & Services (2.3%)
Centene Corp.
3.000%, 10/15/30	1,087,000	856,012
4.250%, 12/15/27	715,000	648,863
Encompass Health Corp., 4.625%, 04/01/31	342,000	268,043
HCA, Inc.
3.500%, 09/01/30	650,000	537,875
3.625%, 03/15/32 (f)	1,000,000	808,251
4.625%, 03/15/52 (f)	680,000	513,849
5.375%, 02/01/25	1,000,000	983,750
ModivCare Escrow Issuer, Inc., 5.000%, 10/01/29 (f)	157,000	126,385
ModivCare, Inc., 5.875%, 11/15/25 (f)	96,000	88,560
Molina Healthcare, Inc., 3.875%, 05/15/32 (f)	789,000	646,980
New York & Presbyterian Hospital
2.256%, 08/01/40	2,175,000	1,421,732
2.606%, 08/01/60	650,000	372,644
NYU Langone Hospitals, Series 2020, 3.380%, 07/01/55	2,354,000	1,642,527
Sinai Health System, 3.034%, 01/20/36	1,150,000	1,018,786
		9,934,257
Industrials (0.3%)
Aerospace & Defense (0.0%)
TransDigm, Inc., 5.500%, 11/15/27	151,000	130,993
Construction & Engineering (0.0%)
Artera Services LLC, 9.033%, 12/04/25 (f)	162,000	130,410
Containers & Packaging (0.1%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 08/15/27 (f)	446,000	276,520
Trivium Packaging Finance BV
8.500%, 08/15/27 (f) (g)	48,000	42,480
5.500%, 08/15/26 (f) (g)	191,000	170,229
		489,229
Environmental Control (0.1%)
Waste Pro USA, Inc., 5.500%, 02/15/26 (f)	354,000	312,847
Machinery (0.0%)
OT Merger Corp., 7.875%, 10/15/29 (f)	63,000	42,683
Miscellaneous Manufacturing (0.1%)
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35 (g)	655,000	585,355

Information Technology (0.5%)
Computers (0.1%)
Lenovo Group Ltd., 6.536%, 07/27/32 (f) (g)	200,000	185,500
NCR Corp., 5.125%, 04/15/29 (f)	489,000	364,305
		549,805
IT Services (0.1%)
Global Payments, Inc.
5.400%, 08/15/32	225,000	207,979
5.950%, 08/15/52	293,000	258,480
		466,459
Software (0.3%)
NortonLifeLock, Inc., 6.750%, 09/30/27 (f)	225,000	217,125
Oracle Corp.
3.600%, 04/01/50	1,000,000	626,177
3.850%, 07/15/36	500,000	372,389
		1,215,691
Technology (0.2%)
Semiconductor Equipment (0.2%)
Broadcom, Inc., 3.419%, 04/15/33 (f)	500,000	381,037
TSMC Arizona Corp., 2.500%, 10/25/31	675,000	536,435
		917,472

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Transport-Services (0.2%)
Airlines (0.2%)
JetBlue Pass Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	$775,586	$679,359

Utilities (3.0%)
Electric Utilities (1.7%)
American Transmission System, Inc., 2.650%, 01/15/32 (f)	975,000	775,349
Duke Energy Carolinas LLC, 4.250%, 12/15/41	2,030,000	1,714,026
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	448,350
Eversource Energy, Series N, 3.800%, 12/01/23	950,000	936,454
FirstEnergy Corp., 2.650%, 03/01/30	266,000	212,294
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (f)	2,000,000	1,855,000
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	1,464,715
		7,406,188
Electric — Integrated (0.4%)
Exelon Corp., 4.050%, 04/15/30	1,000,000	906,124
Florida Power & Light Co., 2.450%, 02/03/32	1,250,000	1,015,040
		1,921,164
Gas Utilities (0.9%)
East Ohio Gas Co., 1.300%, 06/15/25 (f)	1,380,000	1,235,255
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,410,000	939,111
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	1,105,000	1,062,157
4.400%, 05/30/47	775,000	611,012
		3,847,535
Total corporate obligations (cost: $133,006,159)		115,419,150

Bank Loans (1.8%)
Acrisure LLC, 2020 Term Loan B, 6.615%, 2/15/27 (1-Month USD LIBOR + 3.500%) (b) (f)	249,361	227,230
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 6.346%, 7/31/28 (1-Month USD LIBOR + 3.750%) (b) (f)	249,375	231,295
Amentum Government Services Holdings LLC, Term Loan B, 7.121%, 1/29/27 (1-Month USD LIBOR + 4.000%) (b) (c) (f)	250,000	238,125
Asurion LLC, 2022 Term Loan B10, 7.134%, 8/19/28 (3-Month USD TERM SOFR + 4.000%) (b) (c) (f)	250,000	213,906
Caesars Resort Collection LLC, 2020 Term Loan B1, 6.615%, 7/21/25 (1-Month USD LIBOR + 3.500%) (b) (c) (f)	250,000	246,250
CDK Global, Inc., 2022 USD Term Loan B, 6.610%, 7/6/29 (3-Month USD SOFR CME + 4.500%) (b) (c) (f)	250,000	240,273
CenturyLink, Inc., 2020 Term Loan B, 5.365%, 3/1/24 (1-Month USD LIBOR + 2.250%) (b) (c) (f)	250,000	226,786
Change Healthcare Holdings LLC, 2017 Term Loan B, 7.750%, 4/6/26 (1-Month USD PRIME + 1.500%) (b) (c) (f)	250,000	249,219
CommScope, Inc., 2019 Term Loan B, 6.365%, 8/31/29 (3-Month USD LIBOR + 3.250%) (b) (f)	249,357	228,370
Corporation Service Co., Term Loan B, 6.292%, 8/2/27 (b) (c) (f) (h)	250,000	243,437
DirecTV Financing LLC, Term Loan, 8.115%, 8/2/27 (1-Month USD LIBOR + 5.000%) (b) (c) (f)	250,000	232,305
Fertitta Entertainment LLC, 2022 Term Loan B, 7. 034%, 1/27/29 (1-Month USD TERM SOFR + 4.000%) (b) (c) (f)	250,000	231,528
Gainwell Acquisition Corp., Term Loan B, 7.674%, 10/1/27 (1-Month USD LIBOR +4.000%) (b) (c) (f)	250,000	237,708
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 5.115%, 11/15/27 (1-Month USD LIBOR + 2.000%) (b) (f)	250,000	236,781
Hostess Brands LLC, 2019 Term Loan, 5.365%, 8/3/25 (1-Month USD LIBOR + 2.250%) (b) (c) (f)	250,000	241,437
Hub International Ltd., 2021 Term Loan B, 5.982%, 4/25/25 (1-Month USD LIBOR + 3.250%) (b) (c) (f)	250,000	240,469
Ingram Micro, Inc., 2021 Term Loan B, 7.174%, 6/30/28 (1-Month USD LIBOR + 3.500%) (b) (f)	250,000	243,125
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, 7.445%, 2/1/29 (6-Month USD TERM SOFR + 4.500%) (b) (c) (f)	250,000	234,271
J&J Ventures Gaming LLC, Term Loan, 7.674%, 4/26/28 (1-Month USD LIBOR + 4.000%) (b) (c) (f)	250,000	236,406
Jazz Financing Lux SARL, USD Term Loan, 6.615%, 5/5/28 (1-Month USD LIBOR + 3.500%) (b) (c) (f)	250,000	241,146
Medline Borrower LP, USD Term Loan B, 6.365%, 10/23/28 (1-Month USD LIBOR + 3.250%) (b) (c) (f)	250,000	229,514
Naked Juice LLC, Term Loan, 6.903%, 1/24/29 (3-Month USD TERM SOFR + 3.250%) (b) (c) (f)	250,000	228,438
NortonLifeLock, Inc., 2022 Term Loan B, 4.848%, 9/12/29 (3-Month USD SOFR + 2.000%) (b) (c) (f)	250,000	239,500
Organon & Co., USD Term Loan, 6.188%, 6/2/28 (1-Month USD LIBOR + 3.000%) (b) (f)	250,000	243,437
Peraton Corp., Term Loan B, 6.865%, 2/1/28 (1-Month USD LIBOR + 3.750%) (b) (f)	249,355	235,890
Playtika Holding Corp., 2021 Term Loan, 5.865%, 3/13/28 (1-Month USD LIBOR + 2.750%) (b) (c) (f)	250,000	239,241
Pre-Paid Legal Services, Inc., 2021 Term Loan, 6.820%, 12/15/28 (1-Month USD LIBOR + 3.750%) (b) (c) (f)	250,000	236,875
Proofpoint, Inc., 1st Lien Term Loan, 6.320%, 8/31/28 (1-Month USD LIBOR + 3.250%) (b) (f)	249,372	233,630
Scientific Games International, Inc., 2022 USD Term Loan, 5.906%, 4/14/29 (6-Month USD TERM SOFRCME + 4.500%) (b) (f)	249,375	241,894
Spin Holdco, Inc., 2021 Term Loan, 7.144%, 3/4/28 (1-Month USD LIBOR + 4.000%) (b) (c) (f)	250,000	218,542
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 7.424%, 10/1/26 (1-Month USD LIBOR + 4.000%) (b) (c) (f)	250,000	232,266
TruGreen LP, 2020 Term Loan, 7.115%, 11/2/27 (1-Month USD LIBOR + 4.000%) (b) (f)	249,365	235,027
United Airlines, Inc., 2021 Term Loan B, 6.533%, 4/21/28 (1-Month USD LIBOR + 3.750%) (b) (f)	249,367	237,522
Whatabrands LLC, 2021 Term Loan B, 6.365%, 8/3/28 (1-Month USD LIBOR + 3.250%) (b) (f)	249,372	230,513
Total Bank Loans (cost: $8,223,060)		8,002,356

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Foreign Bonds (0.9%)
Brazilian Government International Bond, 3.875%, 06/12/30 (g)	$400,000	$327,559
Colombia Government International Bond, 3.000%, 01/30/30 (g)	300,000	213,946
Dominican Republic International Bond, 4.875%, 09/23/32 (g)	150,000	112,687
Guatemala Government Bond
3.700%, 10/07/33 (g)	500,000	362,500
4.900%, 06/01/30 (g)	200,000	175,000
Hungary Government International Bond, 2.125%, 09/22/31 (g)	250,000	170,628
Mexico Government International Bond, 2.659%, 05/24/31 (g)	600,000	458,657
Panama Government International Bond, 2.252%, 09/29/32 (g)	500,000	353,750
Paraguay Government International Bond, 4.950%, 04/28/31 (f) (g)	300,000	267,750
Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/30 (f) (g)	500,000	421,875
Peruvian Government International Bond, 2.844%, 06/20/30 (g)	400,000	326,982
Philippine Government International Bond, 1.950%, 01/06/32 (g)	250,000	189,279
Republic of South Africa Government International Bond, 4.850%, 09/30/29 (g)	400,000	329,995
Romanian Government International Bond, 3.000%, 02/14/31 (g)	300,000	211,758
Total Foreign Bonds (cost: $4,207,195)		3,922,366
Total long-term debt securities (cost: $512,715,924)		467,170,254

	Shares/Principal
Short-Term Securities (14.6%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.940%	6,746,309	6,746,309

U.S. Government Obligations (13.1%)
U.S. Treasury Bill
3.233%, 01/05/23	$1,670,000	1,655,937
3.393%, 01/19/23	55,810,000	55,246,598
Total U.S. government obligations (cost: $56,980,104)		56,902,535
Total short-term securities (cost: $63,726,413)		63,648,844
Total investments in securities (cost: $576,442,337) (i)		530,819,098
Liabilities in excess of cash and other assets (-21.9%)		(95,386,937)
Total net assets (100.0%)		$435,432,161

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Variable rate security.
(c)	Security is issued on a when-issued or forward commitment basis. As of September 30, 2022 the total cost of investments issued on a when-issued or forward commitment basis was $112,706,504.
(d)	Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.
(e)	These securities are being fair-valued according to procedures approved by the Board of Trustees of Securian Funds Trust.
(f)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(g)	Foreign security: The Fund held 6.6% of net assets in foreign securities at September 30, 2022.
(h)	Unsettled security, coupon rate undetermined at September 30, 2022.
(i)	At September 30, 2022 the cost of investments for federal income tax purposes was $576,434,019. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$508,818
Gross unrealized depreciation	(46,671,718)
Net unrealized depreciation	$(46,162,900)

Holdings of Open Futures Contracts
On September 30, 2022, cash of $1,315,000 is pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation) (a)
2 Year U.S. Treasury Note	December 2022	611	Long	127,376,994	$125,493,672	$(1,883,321)
5 Year U.S. Treasury Note	December 2022	93	Long	10,350,502	9,998,227	(352,276)
10 Year U.S. Ultra	December 2022	54	Short	(6,743,969)	(6,398,156)	345,813
U.S. Ultra Bond	December 2022	105	Short	(15,726,805)	(14,385,000)	1,341,805
					$114,708,743	$(547,979)

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities

September 30, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.9%)
Consumer Discretionary (13.5%)
Automobiles (1.9%)
Ferrari NV (b)	47,655	$8,816,175
Hotels, Restaurants & Leisure (1.1%)
Booking Holdings, Inc. (c)	3,169	5,207,332
Internet & Catalog Retail (6.6%)
Amazon.com, Inc. (c)	266,965	30,167,045
Specialty Retail (1.2%)
Home Depot, Inc.	20,253	5,588,613
Textiles, Apparel & Luxury Goods (2.7%)
LVMH Moet Hennessy Louis Vuitton SE ADR (b)	52,431	6,160,643
NIKE, Inc. Class B	77,120	6,410,214
		12,570,857
Consumer Staples (3.4%)
Beverages (3.2%)
Coca-Cola Co.	257,930	14,449,239
Personal Care (0.2%)
Estee Lauder Cos., Inc. Class A	4,987	1,076,693

Financial (4.6%)
Capital Markets (4.6%)
Intercontinental Exchange, Inc.	110,992	10,028,127
S&P Global, Inc.	36,076	11,015,807
		21,043,934
Health Care (9.4%)
Health Care Equipment & Supplies (4.0%)
Cooper Cos., Inc.	29,410	7,761,299
Danaher Corp.	21,226	5,482,463
Intuitive Surgical, Inc. (c)	26,882	5,038,762
		18,282,524
Health Care Providers & Services (4.3%)
UnitedHealth Group, Inc.	39,693	20,046,553
Pharmaceuticals (1.1%)
Zoetis, Inc.	32,679	4,845,969

Industrials (10.5%)
Professional Services (7.9%)
CoStar Group, Inc. (c)	304,848	21,232,663
Equifax, Inc.	11,943	2,047,388
TransUnion	155,493	9,250,279
Verisk Analytics, Inc.	24,073	4,105,169
		36,635,499
Road & Rail (2.6%)
JB Hunt Transport Services, Inc.	52,263	8,174,979
Union Pacific Corp.	18,916	3,685,215
		11,860,194
Information Technology (57.5%)
Communications Equipment (4.5%)
Motorola Solutions, Inc.	93,782	21,004,354
Computers & Peripherals (9.1%)
Apple, Inc.	302,494	41,804,671
Interactive Media & Services (6.5%)
Alphabet, Inc. Class A (c)	269,145	25,743,719
Alphabet, Inc. Class C (c)	42,161	4,053,780
		29,797,499

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities – continued

IT Services (12.8%)
Broadridge Financial Solutions, Inc.	66,480	$9,594,394
PayPal Holdings, Inc. (c)	61,431	5,287,366
VeriSign, Inc. (c)	112,280	19,503,036
Visa, Inc. Class A	138,657	24,632,416
		59,017,212
Semiconductors & Semiconductor Equipment (2.3%)
NVIDIA Corp.	88,170	10,702,956
Software (22.3%)
Adobe, Inc. (c)	27,792	7,648,358
Autodesk, Inc. (c)	31,562	5,895,782
Electronic Arts, Inc.	122,460	14,169,847
Intuit, Inc.	28,321	10,969,290
Microsoft Corp.	248,001	57,759,433
Salesforce, Inc. (c)	45,991	6,615,345
		103,058,055
Total common stocks (cost: $333,733,783)		455,975,374

Short-Term Securities (1.2%)
Investment Companies (1.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.940%	5,467,160	5,467,160
Total short-term securities (cost: $5,467,160)		5,467,160
Total investments in securities (cost: $339,200,943) (d)		461,442,534
Liabilities in excess of cash and other assets (-0.1%)		(422,177)
Total net assets (100.0%)		$461,020,357

Investments in Securities Legend
(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Foreign security: The Fund held 3.2% of net assets in foreign securities at September 30, 2022.
(c)	Non-income producing security.
(d)	At September 30, 2022 the cost of investments for federal income tax purposes was $339,801,182. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$146,515,870
Gross unrealized depreciation	(24,874,518)
Net unrealized appreciation	$121,641,352

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities

September 30, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.9%)
Communication Services (0.2%)
Media (0.2%)
Gray Television, Inc.	22,606	$323,718

Consumer Discretionary (15.9%)
Auto Components (3.4%)
Fox Factory Holding Corp. (b)	28,090	2,221,357
Visteon Corp. (b)	24,589	2,607,910
		4,829,267
Entertainment (1.4%)
Monarch Casino & Resort, Inc. (b)	34,015	1,909,602
Hotels, Restaurants & Leisure (6.7%)
Churchill Downs, Inc.	4,315	794,607
Marriott Vacations Worldwide Corp.	28,053	3,418,539
Red Rock Resorts, Inc. Class A	80,597	2,761,253
Texas Roadhouse, Inc.	29,872	2,606,631
		9,581,030
Leisure Equipment & Products (0.5%)
Malibu Boats, Inc. Class A (b)	14,940	716,971
Media (2.4%)
Nexstar Media Group, Inc. Class A	20,612	3,439,112
Specialty Retail (1.5%)
Boot Barn Holdings, Inc. (b)	22,374	1,307,984
EVgo, Inc. (b)	102,819	813,298
		2,121,282
Consumer, Non-cyclical (0.8%)
Beverages (0.8%)
Duckhorn Portfolio, Inc. (b)	75,216	1,085,367

Energy (5.0%)
Electrical Equipment (0.7%)
Shoals Technologies Group, Inc. Class A (b)	42,526	916,435
Energy Equipment & Services (2.3%)
Cactus, Inc. Class A	59,242	2,276,670
Liberty Energy, Inc. Class A (b)	79,806	1,011,940
		3,288,610
Oil, Gas & Consumable Fuels (2.0%)
Northern Oil & Gas, Inc.	44,627	1,223,226
SM Energy Co.	43,129	1,622,082
		2,845,308
Financial (3.9%)
Capital Markets (0.6%)
Focus Financial Partners, Inc. Class A (b)	28,069	884,454
Commercial Banks (1.3%)
Pinnacle Financial Partners, Inc.	8,314	674,265
Seacoast Banking Corp. of Florida	38,302	1,157,870
		1,832,135
Insurance (2.0%)
Kinsale Capital Group, Inc.	11,310	2,888,800

Health Care (24.0%)
Biotechnology (4.0%)
CareDx, Inc. (b)	103,161	1,755,800
Insmed, Inc. (b)	45,369	977,248
PTC Therapeutics, Inc. (b)	16,477	827,146
Veracyte, Inc. (b)	16,790	278,714

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities – continued

Vericel Corp. (b)	80,229	$1,861,313
		5,700,221
Health Care Equipment & Supplies (9.9%)
Axonics, Inc. (b)	33,802	2,381,013
CryoPort, Inc. (b)	88,397	2,153,351
Inmode Ltd. (b) (c)	72,273	2,103,867
Lantheus Holdings, Inc. (b)	24,928	1,753,186
Omnicell, Inc. (b)	32,071	2,791,139
Penumbra, Inc. (b)	9,208	1,745,837
Tandem Diabetes Care, Inc. (b)	25,615	1,225,678
		14,154,071
Health Care Providers & Services (5.1%)
AMN Healthcare Services, Inc. (b)	12,932	1,370,275
Option Care Health, Inc. (b)	24,402	767,931
Privia Health Group, Inc. (b)	64,837	2,208,348
Progyny, Inc. (b)	79,051	2,929,630
		7,276,184
Health Care Technology (1.6%)
Evolent Health, Inc. Class A (b)	63,757	2,290,789
Pharmaceuticals (3.4%)
Harmony Biosciences Holdings, Inc. (b)	42,466	1,880,819
Pacira BioSciences, Inc. (b)	54,607	2,904,546
		4,785,365
Industrials (16.4%)
Air Freight & Logistics (1.2%)
Air Transport Services Group, Inc. (b)	72,515	1,746,886
Building Products (0.5%)
AAON, Inc.	13,240	713,371
Commercial Services & Supplies (4.0%)
Casella Waste Systems, Inc. Class A (b)	32,513	2,483,668
Clean Harbors, Inc. (b)	28,934	3,182,161
		5,665,829
Construction & Engineering (1.4%)
Valmont Industries, Inc.	7,216	1,938,362
Electrical Equipment (1.7%)
EnerSys	40,685	2,366,646
Machinery (4.3%)
Chart Industries, Inc. (b)	9,400	1,732,890
Evoqua Water Technologies Corp. (b)	45,977	1,520,459
Kornit Digital Ltd. (b) (c)	31,875	848,194
RBC Bearings, Inc. (b)	9,866	2,050,254
		6,151,797
Marine (1.4%)
Kirby Corp. (b)	33,263	2,021,393
Professional Services (0.5%)
ASGN, Inc. (b)	8,672	783,689
Road & Rail (1.4%)
Saia, Inc. (b)	10,454	1,986,260

Information Technology (24.2%)
Communications Equipment (2.1%)
Viavi Solutions, Inc. (b)	226,662	2,957,939
Electronic Equipment, Instruments & Components (0.3%)
Belden, Inc.	8,230	493,965
IT Services (1.6%)
Shift4 Payments, Inc. Class A (b)	51,495	2,297,192
Semiconductors & Semiconductor Equipment (3.7%)
Allegro MicroSystems, Inc. (b)	126,302	2,759,699
Onto Innovation, Inc. (b)	18,584	1,190,305
Power Integrations, Inc.	10,389	668,220

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities – continued

SiTime Corp. (b)	8,089	$636,847
		5,255,071
Software (16.5%)
Box, Inc. Class A (b)	61,784	1,506,912
BTRS Holdings, Inc. Class A (b)	140,969	1,305,373
CyberArk Software Ltd. (b) (c)	16,656	2,497,401
Domo, Inc. Class B (b)	29,480	530,345
DoubleVerify Holdings, Inc. (b)	23,338	638,294
Five9, Inc. (b)	27,507	2,062,475
ForgeRock, Inc. Class A (b)	27,752	403,236
Globant SA (b) (c)	19,270	3,605,032
Instructure Holdings, Inc. (b)	34,945	778,575
Jamf Holding Corp. (b)	34,912	773,650
Paycor HCM, Inc. (b)	115,324	3,408,977
Smartsheet, Inc. Class A (b)	52,204	1,793,729
Sprout Social, Inc. Class A (b)	35,289	2,141,336
Tenable Holdings, Inc. (b)	59,012	2,053,618
		23,498,953
Leisure and Consumer Staples (4.6%)
Beverages (1.0%)
MGP Ingredients, Inc.	13,453	1,428,171
Food & Staples Retailing (3.1%)
BJ's Wholesale Club Holdings, Inc. (b)	59,424	4,326,661
Food Products (0.5%)
Sovos Brands, Inc. (b)	51,791	737,504

Materials (1.2%)
Metals & Mining (1.2%)
ATI, Inc. (b)	66,527	1,770,284

Real Estate (0.7%)
Hotels & Resort REITs (0.7%)
Ryman Hospitality Properties, Inc.	13,429	988,240
Total common stocks (cost: $143,873,661)		137,996,934

Short-Term Securities (3.2%)
Investment Companies (3.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.940%	4,531,266	4,531,266
Total short-term securities (cost: $4,531,266)		4,531,266
Total investments in securities (cost: $148,404,927) (d)		142,528,200
Liabilities in excess of cash and other assets (-0.1%)		(200,999)
Total net assets (100.0%)		$142,327,201

Investments in Securities Legend
(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 6.4% of net assets in foreign securities at September 30, 2022.
(d)	At September 30, 2022 the cost of investments for federal income tax purposes was $148,867,587. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$14,532,613
Gross unrealized depreciation	(20,872,000)
Net unrealized depreciation	$(6,339,387)

See accompanying notes to investments in securities.

SFT Equity Stabilization Fund

Investments in Securities

September 30, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (88.0%)
Investment Companies (88.0%)
BlackRock Short Maturity Bond ETF	318,620	$15,695,221
iShares Core High Dividend ETF	597,872	54,579,735
iShares Edge MSCI Minimum Volatility EAFE ETF	1,319,838	75,243,964
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	366,560	18,577,261
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,489,902	98,482,522
iShares MSCI Germany ETF	635,582	12,546,389
Total mutual funds (cost: $266,282,187)		275,125,092

Short-Term Securities (9.3%)
Investment Companies (9.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.940%	29,147,675	29,147,675
Total investments excluding purchased options (cost: $295,429,862)		304,272,767
Total purchased options outstanding (0.2%) (cost: $706,221)		608,186
Total investments in securities (cost: $296,136,083) (c)		304,880,953
Cash and other assets in excess of liabilities (2.5%)		7,673,832
Total net assets (100.0%)		$312,554,785

Investments in Securities Legend
(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.
(c)	At September 30, 2022, the cost of investments for federal income tax purposes was $300,829,038. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$21,259,079
Gross unrealized depreciation	(14,615,623)
Net unrealized appreciation	$6,643,456

Holdings of Open Futures Contracts

On September 30, 2022, securities with an aggregate market value of $11,633,600 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2022	355	Short	$(66,569,606)	$(63,926,625)	$2,642,981

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,720	October 2022	44	$4,400	$327,800

Put Options Purchased:

The Fund had the following put options purchased open at September 30, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$30	October 2022	842	$84,200	$280,386

Call Options Written:

The Fund had the following put options written open at September 30, 2022

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,940	October 2022	44	$4,400	$(49,940)

See accompanying notes to investments in securities.

SFT Equity Stabilization Fund

Investments in Securities – continued

Put Options Written:

The Fund had the following put options written open at September 30, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$15	October 2022	500	$50,000	$(1,500)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.4%)
Communication Services (0.7%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc. (b)	20,403	$478,043
Iridium Communications, Inc. (b)	11,568	513,272
		991,315
Electric Utilities (0.2%)
Portland General Electric Co.	8,140	353,764

Consumer Discretionary (14.1%)
Auto Components (1.3%)
Adient PLC (b) (c)	8,643	239,843
Dana, Inc.	11,650	133,160
Fox Factory Holding Corp. (b)	3,842	303,825
Gentex Corp.	21,374	509,556
Goodyear Tire & Rubber Co. (b)	25,751	259,828
Lear Corp.	5,458	653,268
Visteon Corp. (b)	2,600	275,756
		2,375,236
Automobiles (0.4%)
Harley-Davidson, Inc.	12,145	423,617
Thor Industries, Inc.	4,965	347,451
		771,068
Casino Gaming (0.2%)
Boyd Gaming Corp.	7,414	353,277
Diversified Consumer Services (1.1%)
Graham Holdings Co. Class B	358	192,597
Grand Canyon Education, Inc. (b)	2,946	242,308
H&R Block, Inc.	14,549	618,914
Service Corp. International	14,371	829,782
		1,883,601
Entertainment (0.2%)
World Wrestling Entertainment, Inc. Class A	3,948	277,031
Hotels, Restaurants & Leisure (2.4%)
Choice Hotels International, Inc.	2,649	290,118
Churchill Downs, Inc.	3,030	557,975
Cracker Barrel Old Country Store, Inc.	2,080	192,566
Light & Wonder, Inc. Class A (b)	8,542	366,281
Marriott Vacations Worldwide Corp.	3,588	437,234
Papa John's International, Inc.	2,886	202,049
Penn Entertainment, Inc. (b)	14,479	398,317
Texas Roadhouse, Inc.	6,062	528,970
Travel & Leisure Co.	7,643	260,779
Wendy's Co.	15,525	290,162
Wingstop, Inc.	2,768	347,163
Wyndham Hotels & Resorts, Inc.	8,248	506,015
		4,377,629
Household Durables (1.3%)
Helen of Troy Ltd. (b) (c)	2,147	207,057
KB Home	7,714	199,947
Leggett & Platt, Inc.	12,076	401,165
Taylor Morrison Home Corp. (b)	10,378	242,015
Tempur Sealy International, Inc.	15,723	379,553
Toll Brothers, Inc.	9,764	410,088
TopBuild Corp. (b)	3,013	496,482
		2,336,307
Interactive Media & Services (0.1%)
TripAdvisor, Inc. (b)	9,512	210,025
Leisure Equipment & Products (1.1%)
Brunswick Corp.	6,750	441,787

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Mattel, Inc. (b)	32,257	$610,948
Polaris, Inc.	5,107	488,485
Topgolf Callaway Brands Corp. (b)	12,654	243,716
YETI Holdings, Inc. (b)	7,841	223,625
		2,008,561
Media (0.8%)
Cable One, Inc.	448	382,166
John Wiley & Sons, Inc. Class A	3,856	144,831
New York Times Co. Class A	15,097	434,039
TEGNA, Inc.	20,373	421,314
		1,382,350
Multiline Retail (0.6%)
Kohl's Corp.	11,723	294,833
Macy's, Inc.	24,630	385,952
Nordstrom, Inc.	10,172	170,178
Ollie's Bargain Outlet Holdings, Inc. (b)	5,245	270,642
		1,121,605
Specialty Retail (2.8%)
AutoNation, Inc. (b)	3,527	359,296
Dick's Sporting Goods, Inc.	5,192	543,291
Five Below, Inc. (b)	5,122	705,146
Foot Locker, Inc.	7,335	228,339
GameStop Corp. Class A (b)	23,079	579,975
Gap, Inc.	19,488	159,996
Lithia Motors, Inc.	2,514	539,379
Murphy USA, Inc.	2,032	558,617
RH (b)	1,826	449,324
Victoria's Secret & Co. (b)	7,586	220,904
Williams-Sonoma, Inc.	6,279	739,980
		5,084,247
Textiles, Apparel & Luxury Goods (1.8%)
Capri Holdings Ltd. (b) (c)	12,604	484,498
Carter's, Inc.	3,561	233,352
Columbia Sportswear Co.	3,232	217,514
Crocs, Inc. (b)	5,613	385,389
Deckers Outdoor Corp. (b)	2,423	757,454
Hanesbrands, Inc.	31,796	221,300
PVH Corp.	6,114	273,907
Skechers U.S.A., Inc. Class A (b)	12,296	390,029
Under Armour, Inc. Class A (b)	17,200	114,380
Under Armour, Inc. Class C (b)	18,226	108,627
		3,186,450
Consumer Staples (2.6%)
Beverages (0.2%)
Boston Beer Co., Inc. Class A (b)	885	286,430
Coca-Cola Consolidated, Inc.	420	172,927
		459,357
Food & Staples Retailing (0.7%)
Casey's General Stores, Inc.	3,384	685,328
Grocery Outlet Holding Corp. (b)	7,994	266,120
Sprouts Farmers Market, Inc. (b)	9,812	272,283
		1,223,731
Food Products (1.4%)
Darling Ingredients, Inc. (b)	14,624	967,378
Flowers Foods, Inc.	17,619	435,013
Ingredion, Inc.	5,937	478,047
Lancaster Colony Corp.	1,797	270,053
Post Holdings, Inc. (b)	4,966	406,765
		2,557,256
Household Products (0.1%)
Energizer Holdings, Inc.	6,051	152,122
Personal Products (0.2%)
Coty, Inc. Class A (b)	32,951	208,250

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Nu Skin Enterprises, Inc. Class A	4,577	$152,735
		360,985
Energy (3.8%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	18,443	360,929
NOV, Inc.	35,809	579,390
		940,319
Oil, Gas & Consumable Fuels (3.3%)
Antero Midstream Corp.	30,583	280,752
CNX Resources Corp. (b)	17,299	268,654
DT Midstream, Inc. (b)	8,818	457,566
Equitrans Midstream Corp.	39,519	295,602
HF Sinclair Corp.	13,266	714,241
Matador Resources Co.	10,246	501,234
Murphy Oil Corp.	13,314	468,253
PDC Energy, Inc.	8,794	508,205
Range Resources Corp.	22,626	571,533
Southwestern Energy Co. (b)	101,700	622,404
Targa Resources Corp.	20,684	1,248,073
		5,936,517
Financial (15.1%)
Capital Markets (1.8%)
Affiliated Managers Group, Inc.	3,526	394,383
Evercore, Inc. Class A	3,288	270,438
Federated Hermes, Inc.	7,732	256,084
Interactive Brokers Group, Inc. Class A	9,391	600,179
Janus Henderson Group PLC (c)	12,101	245,771
Jefferies Financial Group, Inc.	16,981	500,939
SEI Investments Co.	9,402	461,168
Stifel Financial Corp.	9,616	499,167
		3,228,129
Commercial Banks (7.1%)
Associated Banc-Corp.	13,678	274,654
Bank of Hawaii Corp.	3,689	280,807
Bank OZK	10,155	401,732
Cadence Bank	16,627	422,492
Cathay General Bancorp	6,751	259,644
Commerce Bancshares, Inc.	9,916	656,043
Cullen/Frost Bankers, Inc.	5,856	774,280
East West Bancorp, Inc.	12,837	861,876
First Financial Bankshares, Inc.	11,844	495,435
First Horizon Corp.	49,000	1,122,100
FNB Corp.	32,027	371,513
Fulton Financial Corp.	15,195	240,081
Glacier Bancorp, Inc.	10,114	496,901
Hancock Whitney Corp.	7,790	356,860
Home BancShares, Inc.	17,414	391,989
International Bancshares Corp.	4,776	202,980
Old National Bancorp	26,707	439,864
PacWest Bancorp	10,754	243,040
Pinnacle Financial Partners, Inc.	6,963	564,699
Prosperity Bancshares, Inc.	8,303	553,644
Synovus Financial Corp.	13,250	497,008
Texas Capital Bancshares, Inc. (b)	4,537	267,819
UMB Financial Corp.	3,970	334,631
Umpqua Holdings Corp.	19,787	338,160
United Bankshares, Inc.	12,272	438,724
Valley National Bancorp	38,310	413,748
Webster Financial Corp.	16,056	725,731
Wintrust Financial Corp.	5,501	448,607
		12,875,062
Consumer Finance (0.4%)
FirstCash Holdings, Inc.	3,424	251,150
Navient Corp.	10,105	148,442
SLM Corp.	22,955	321,141
		720,733

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Diversified Financial Services (0.3%)
Voya Financial, Inc.	8,941	$540,931
Insurance (4.3%)
Alleghany Corp. (b)	1,230	1,032,425
American Financial Group, Inc.	6,377	783,925
Brighthouse Financial, Inc. (b)	6,557	284,705
CNO Financial Group, Inc.	10,446	187,715
First American Financial Corp.	9,511	438,457
Hanover Insurance Group, Inc.	3,299	422,734
Kemper Corp.	5,830	240,546
Kinsale Capital Group, Inc.	2,020	515,948
Old Republic International Corp.	26,139	547,089
Primerica, Inc.	3,420	422,199
Reinsurance Group of America, Inc.	6,107	768,322
RenaissanceRe Holdings Ltd. (c)	4,047	568,158
RLI Corp.	3,741	383,003
Selective Insurance Group, Inc.	5,502	447,863
Unum Group	17,167	666,080
		7,709,169
Residential REITs (0.5%)
Annaly Capital Management, Inc.	39,364	675,482
Independence Realty Trust, Inc.	20,255	338,866
		1,014,348
Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd. (c)	9,808	342,005
MGIC Investment Corp.	27,708	355,216
New York Community Bancorp, Inc.	42,477	362,329
Washington Federal, Inc.	5,953	178,471
		1,238,021
Health Care (9.8%)
Biotechnology (1.7%)
Arrowhead Pharmaceuticals, Inc. (b)	9,639	318,569
Exelixis, Inc. (b)	29,388	460,804
Halozyme Therapeutics, Inc. (b)	12,532	495,515
Neurocrine Biosciences, Inc. (b)	8,713	925,408
United Therapeutics Corp. (b)	4,230	885,677
		3,085,973
Health Care Equipment & Supplies (3.7%)
Enovis Corp. (b)	4,285	197,410
Envista Holdings Corp. (b)	14,825	486,408
Globus Medical, Inc. Class A (b)	7,034	419,015
Haemonetics Corp. (b)	4,686	346,905
ICU Medical, Inc. (b)	1,891	284,785
Inari Medical, Inc. (b)	4,388	318,744
Integra LifeSciences Holdings Corp. (b)	6,633	280,974
LivaNova PLC (b) (c)	4,871	247,301
Masimo Corp. (b)	4,413	622,939
Neogen Corp. (b)	19,729	275,614
NuVasive, Inc. (b)	4,744	207,835
Omnicell, Inc. (b)	4,030	350,731
Penumbra, Inc. (b)	3,460	656,016
QuidelOrtho Corp. (b)	4,952	353,969
Shockwave Medical, Inc. (b)	3,363	935,149
STAAR Surgical Co. (b)	4,358	307,457
Tandem Diabetes Care, Inc. (b)	5,831	279,013
		6,570,265
Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc. (b)	8,253	645,219
Amedisys, Inc. (b)	2,994	289,789
Chemed Corp.	1,411	615,986
Encompass Health Corp.	9,098	411,503
HealthEquity, Inc. (b)	7,691	516,604
LHC Group, Inc. (b)	2,895	473,796
Option Care Health, Inc. (b)	14,115	444,199
Patterson Cos., Inc.	7,820	187,836
Progyny, Inc. (b)	6,810	252,379

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

R1 RCM, Inc. (b)	12,537	$232,311
Tenet Healthcare Corp. (b)	9,820	506,516
		4,576,138
Life Sciences Tools & Services (1.2%)
Bruker Corp.	9,198	488,046
Medpace Holdings, Inc. (b)	2,293	360,391
Repligen Corp. (b)	4,700	879,417
Sotera Health Co. (b)	9,024	61,543
Syneos Health, Inc. (b)	9,306	438,778
		2,228,175
Pharmaceuticals (0.7%)
Jazz Pharmaceuticals PLC (b) (c)	5,781	770,549
Perrigo Co. PLC (c)	12,266	437,406
		1,207,955
Industrials (17.7%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc. (b)	6,166	713,714
Curtiss-Wright Corp.	3,515	489,147
Hexcel Corp.	7,662	396,279
Mercury Systems, Inc. (b)	5,257	213,434
Woodward, Inc.	5,529	443,758
		2,256,332
Air Freight & Logistics (0.2%)
GXO Logistics, Inc. (b)	10,831	379,735
Airlines (0.1%)
JetBlue Airways Corp. (b)	29,572	196,062
Building Products (2.4%)
Builders FirstSource, Inc. (b)	14,252	839,728
Carlisle Cos., Inc.	4,775	1,338,958
Lennox International, Inc.	2,945	655,763
Owens Corning	8,750	687,837
Simpson Manufacturing Co., Inc.	3,891	305,054
Trex Co., Inc. (b)	10,068	442,388
		4,269,728
Commercial Services & Supplies (1.4%)
Brink's Co.	4,265	206,597
Clean Harbors, Inc. (b)	4,588	504,588
IAA, Inc. (b)	12,116	385,895
MillerKnoll, Inc.	6,909	107,780
MSA Safety, Inc.	3,368	368,055
Stericycle, Inc. (b)	8,395	353,513
Tetra Tech, Inc.	4,849	623,242
		2,549,670
Construction & Engineering (1.6%)
AECOM	12,752	871,854
Dycom Industries, Inc. (b)	2,667	254,779
EMCOR Group, Inc.	4,506	520,353
Fluor Corp. (b)	12,946	322,226
MasTec, Inc. (b)	5,180	328,930
Valmont Industries, Inc.	1,944	522,197
		2,820,339
Electrical Equipment (2.1%)
Acuity Brands, Inc.	2,987	470,363
EnerSys	3,707	215,636
Hubbell, Inc.	4,977	1,109,871
nVent Electric PLC (c)	15,202	480,535
Regal Rexnord Corp.	6,084	853,951
Sunrun, Inc. (b)	19,368	534,363
Vicor Corp. (b)	2,030	120,054
		3,784,773
Machinery (4.1%)
AGCO Corp.	5,654	543,745
Chart Industries, Inc. (b)	3,300	608,355
Crane Holdings Co.	4,343	380,186

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Donaldson Co., Inc.	11,264	$552,049
Esab Corp.	4,167	139,011
Flowserve Corp.	11,910	289,413
Graco, Inc.	15,427	924,849
ITT, Inc.	7,521	491,422
Kennametal, Inc.	7,427	152,848
Lincoln Electric Holdings, Inc.	5,326	669,585
Middleby Corp. (b)	4,889	626,623
Oshkosh Corp.	5,976	420,053
Terex Corp.	6,163	183,288
Timken Co.	6,084	359,199
Toro Co.	9,530	824,154
Watts Water Technologies, Inc. Class A	2,464	309,799
		7,474,579
Marine (0.2%)
Kirby Corp. (b)	5,397	327,976
Professional Services (1.7%)
ASGN, Inc. (b)	4,544	410,641
CACI International, Inc. Class A (b)	2,165	565,195
FTI Consulting, Inc. (b)	3,131	518,838
Insperity, Inc.	3,281	334,957
KBR, Inc.	12,623	545,566
ManpowerGroup, Inc.	4,663	301,650
Science Applications International Corp.	5,097	450,728
		3,127,575
Road & Rail (1.7%)
Avis Budget Group, Inc. (b)	2,634	391,044
Knight-Swift Transportation Holdings, Inc.	14,671	717,852
Landstar System, Inc.	3,326	480,175
Ryder System, Inc.	4,662	351,934
Saia, Inc. (b)	2,462	467,780
Werner Enterprises, Inc.	5,344	200,934
XPO Logistics, Inc. (b)	10,504	467,638
		3,077,357
Trading Companies & Distributors (1.0%)
GATX Corp.	3,199	272,395
MSC Industrial Direct Co., Inc. Class A	4,314	314,103
Univar Solutions, Inc. (b)	15,230	346,330
Watsco, Inc.	3,057	787,055
		1,719,883
Information Technology (12.6%)
Communications Equipment (0.8%)
Calix, Inc. (b)	5,183	316,889
Ciena Corp. (b)	13,670	552,678
Lumentum Holdings, Inc. (b)	6,290	431,305
Viasat, Inc. (b)	6,899	208,557
		1,509,429
Computers & Peripherals (0.1%)
Xerox Holdings Corp.	10,228	133,782
Electronic Equipment, Instruments & Components (2.8%)
Arrow Electronics, Inc. (b)	5,860	540,233
Avnet, Inc.	8,644	312,221
Belden, Inc.	3,923	235,458
Cognex Corp.	15,763	653,376
Coherent Corp. (b)	11,757	409,731
IPG Photonics Corp. (b)	3,026	255,243
Jabil, Inc.	12,561	724,895
Littelfuse, Inc.	2,250	447,053
National Instruments Corp.	12,082	455,975
Novanta, Inc. (b) (c)	3,250	375,863
TD SYNNEX Corp.	3,851	312,663
Vishay Intertechnology, Inc.	11,927	212,181
Vontier Corp.	14,422	240,992
		5,175,884

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Interactive Media & Services (0.2%)
Ziff Davis, Inc. (b)	4,323	$296,039
IT Services (2.0%)
Bread Financial Holdings, Inc.	4,462	140,330
Concentrix Corp.	3,901	435,469
Euronet Worldwide, Inc. (b)	4,301	325,844
ExlService Holdings, Inc. (b)	3,026	445,911
Genpact Ltd. (c)	15,414	674,671
Kyndryl Holdings, Inc. (b)	18,636	154,120
Maximus, Inc.	5,512	318,979
Sabre Corp. (b)	29,968	154,335
Western Union Co.	35,193	475,106
WEX, Inc. (b)	4,082	518,169
		3,642,934
Life Sciences Tools & Services (0.2%)
Azenta, Inc.	6,836	292,991
Semiconductors & Semiconductor Equipment (3.3%)
Amkor Technology, Inc.	9,149	155,990
Cirrus Logic, Inc. (b)	5,108	351,430
First Solar, Inc. (b)	9,036	1,195,192
Lattice Semiconductor Corp. (b)	12,445	612,419
MACOM Technology Solutions Holdings, Inc. (b)	4,666	241,652
MKS Instruments, Inc.	5,214	430,885
Power Integrations, Inc.	5,204	334,721
Semtech Corp. (b)	5,722	168,284
Silicon Laboratories, Inc. (b)	3,125	385,750
SiTime Corp. (b)	1,410	111,009
SunPower Corp. (b)	7,789	179,459
Synaptics, Inc. (b)	3,618	358,218
Universal Display Corp.	3,943	372,022
Wolfspeed, Inc. (b)	11,271	1,164,971
		6,062,002
Software (3.2%)
ACI Worldwide, Inc. (b)	10,348	216,273
Aspen Technology, Inc. (b)	2,715	646,713
Blackbaud, Inc. (b)	4,050	178,443
CommVault Systems, Inc. (b)	4,066	215,661
Dynatrace, Inc. (b)	18,366	639,320
Envestnet, Inc. (b)	5,031	223,376
Fair Isaac Corp. (b)	2,306	950,095
Manhattan Associates, Inc. (b)	5,786	769,712
NCR Corp. (b)	12,453	236,732
Paylocity Holding Corp. (b)	3,755	907,133
Qualys, Inc. (b)	3,188	444,375
Teradata Corp. (b)	9,387	291,560
		5,719,393
Leisure and Consumer Staples (1.2%)
Beverages (0.2%)
Celsius Holdings, Inc. (b)	3,661	331,980
Food & Staples Retailing (0.8%)
BJ's Wholesale Club Holdings, Inc. (b)	12,298	895,417
Performance Food Group Co. (b)	14,130	606,884
		1,502,301
Food Products (0.1%)
Pilgrim's Pride Corp. (b)	4,147	95,464
Personal Products (0.1%)
BellRing Brands, Inc. (b)	12,368	254,904

Materials (6.3%)
Chemicals (2.3%)
Ashland, Inc.	4,523	429,549
Avient Corp.	7,805	236,492
Cabot Corp.	5,165	329,992
Chemours Co.	14,073	346,899
Ingevity Corp. (b)	3,266	198,018

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

NewMarket Corp.	628	$188,921
Olin Corp.	12,326	528,539
RPM International, Inc.	11,805	983,475
Scotts Miracle-Gro Co.	3,637	155,482
Sensient Technologies Corp.	3,780	262,105
Valvoline, Inc.	16,145	409,114
		4,068,586
Construction Materials (0.2%)
Eagle Materials, Inc.	3,441	368,806
Containers & Packaging (0.9%)
AptarGroup, Inc.	6,015	571,606
Greif, Inc. Class A	2,425	144,457
Silgan Holdings, Inc.	7,576	318,495
Sonoco Products Co.	8,922	506,145
		1,540,703
Metals & Mining (2.7%)
Alcoa Corp.	16,429	553,000
Cleveland-Cliffs, Inc. (b)	47,237	636,282
Commercial Metals Co.	10,976	389,429
MP Materials Corp. (b)	8,429	230,112
Reliance Steel & Aluminum Co.	5,506	960,302
Royal Gold, Inc.	5,984	561,419
Steel Dynamics, Inc.	15,841	1,123,919
U.S. Steel Corp.	21,662	392,515
Worthington Industries, Inc.	2,758	105,190
		4,952,168
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	6,745	345,276

Real Estate (7.6%)
Diversified REITs (0.4%)
STORE Capital Corp.	24,264	760,191
Health Care REITs (0.9%)
Healthcare Realty Trust, Inc. Class A	34,651	722,473
Medical Properties Trust, Inc.	54,608	647,651
Physicians Realty Trust	20,666	310,817
		1,680,941
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	20,531	231,179
Industrial REITs (1.1%)
EastGroup Properties, Inc.	3,978	574,184
First Industrial Realty Trust, Inc.	12,033	539,199
Rexford Industrial Realty, Inc.	15,621	812,292
		1,925,675
Office REITs (1.1%)
Corporate Office Properties Trust	10,248	238,061
Cousins Properties, Inc.	13,828	322,884
Douglas Emmett, Inc.	16,025	287,328
Highwoods Properties, Inc.	9,586	258,439
JBG SMITH Properties	9,087	168,837
Kilroy Realty Corp.	9,576	403,245
SL Green Realty Corp.	5,871	235,779
		1,914,573
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (b)	4,347	656,701
Residential REITs (0.3%)
Apartment Income REIT Corp.	14,079	543,731
Retail REITs (1.2%)
Brixmor Property Group, Inc.	27,307	504,360
Kite Realty Group Trust	19,968	343,849
Macerich Co.	19,568	155,370
National Retail Properties, Inc.	16,172	644,616

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Spirit Realty Capital, Inc.	12,450	$450,192
		2,098,387
Specialized REITs (2.1%)
EPR Properties	6,834	245,067
Lamar Advertising Co. Class A	7,937	654,723
Life Storage, Inc.	7,691	851,855
National Storage Affiliates Trust	7,792	323,991
Omega Healthcare Investors, Inc.	21,342	629,376
Pebblebrook Hotel Trust	11,974	173,743
PotlatchDeltic Corp.	7,344	301,398
Rayonier, Inc.	13,336	399,680
Sabra Health Care REIT, Inc.	21,055	276,242
		3,856,075
Utilities (3.9%)
Construction & Engineering (0.3%)
MDU Resources Group, Inc.	18,538	507,014
Electric Utilities (1.3%)
ALLETE, Inc.	5,195	260,010
Hawaiian Electric Industries, Inc.	9,976	345,768
IDACORP, Inc.	4,630	458,416
OGE Energy Corp.	18,251	665,432
Ormat Technologies, Inc.	4,086	352,213
PNM Resources, Inc.	7,825	357,837
		2,439,676
Gas Utilities (1.4%)
National Fuel Gas Co.	8,337	513,142
New Jersey Resources Corp.	8,765	339,205
ONE Gas, Inc.	4,931	347,093
Southwest Gas Holdings, Inc.	5,629	392,623
Spire, Inc.	4,751	296,130
UGI Corp.	19,044	615,693
		2,503,886
Multi-Utilities (0.4%)
Black Hills Corp.	5,910	400,284
NorthWestern Corp.	5,127	252,659
		652,943
Water Utilities (0.5%)
Essential Utilities, Inc.	21,776	901,091
Total common stocks (cost: $145,413,725)		172,286,366

	Principal
Long-Term Debt Securities (0.6%)
Government Obligation (0.6%)
U.S. Treasury (0.6%)
U.S. Treasury Note, 1.750%, 05/15/23 (d)	$1,000,000	985,938
Total long-term debt securities (cost: $998,169)		985,938

	Shares
Mutual Funds (0.1%)
Investment Companies (0.1%)
SPDR S&P MidCap 400 ETF Trust	500	200,830
Total mutual funds (cost: $201,359)		200,830

Short-Term Securities (3.7%)
Investment Companies (3.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.940%	6,673,759	6,673,759
Total short-term securities (cost: $6,673,759)		6,673,759
Total investments in securities (cost: $153,287,012) (e)		180,146,893
Cash and other assets in excess of liabilities (0.2%)		373,785
Total net assets (100.0%)		$180,520,678

 See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Investments in Securities Legend
(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 2.8% of net assets in foreign securities at September 30, 2022.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	At September 30, 2022 the cost of investments for federal income tax purposes was $152,505,044. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$46,309,837
Gross unrealized depreciation	(19,554,443)
Net unrealized appreciation	$26,755,394

Holdings of Open Futures Contracts

On September 30, 2022, cash in the amount of $985,938 has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	December 2022	35	Long	$8,615,155	$7,728,700	$(886,455)

 See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

September 30, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.5%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	213,834	$3,280,214
Lumen Technologies, Inc.	28,582	208,077
Verizon Communications, Inc.	126,023	4,785,093
		8,273,384
Entertainment (0.1%)
Warner Bros Discovery, Inc. (b)	66,290	762,335
Interactive Media & Services (0.0%)
Match Group, Inc. (b)	8,407	401,434
Media (0.1%)
Fox Corp. Class A	9,181	281,673
Fox Corp. Class B	4,151	118,303
Paramount Global Class B	15,152	288,494
		688,470
Wireless Telecommunication Services (0.3%)
T-Mobile U.S., Inc. (b)	18,063	2,423,513

Consumer Discretionary (12.8%)
Auto Components (0.1%)
Aptiv PLC (b) (c)	8,034	628,339
BorgWarner, Inc.	7,088	222,563
		850,902
Automobiles (2.6%)
Ford Motor Co.	118,511	1,327,323
General Motors Co.	43,752	1,404,002
Tesla, Inc. (b)	79,924	21,199,841
		23,931,166
Distributors (0.1%)
Genuine Parts Co.	4,210	628,637
LKQ Corp.	7,751	365,459
Pool Corp.	1,170	372,306
		1,366,402
Entertainment (0.5%)
Walt Disney Co. (b)	54,705	5,160,323
Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc. (b)	1,194	1,961,993
Caesars Entertainment, Inc. (b)	6,434	207,561
Carnival Corp. (b) (c)	29,619	208,222
Chipotle Mexican Grill, Inc. (b)	849	1,275,843
Darden Restaurants, Inc.	3,638	459,552
Domino's Pizza, Inc.	1,070	331,914
Las Vegas Sands Corp. (b)	9,860	369,947
Marriott International, Inc. Class A	8,311	1,164,703
McDonald's Corp.	22,132	5,106,738
MGM Resorts International	9,790	290,959
Norwegian Cruise Line Holdings Ltd. (b) (c)	12,644	143,636
Royal Caribbean Cruises Ltd. (b) (c)	6,527	247,373
Starbucks Corp.	34,430	2,901,072
Wynn Resorts Ltd. (b)	3,025	190,666
Yum! Brands, Inc.	8,474	901,125
		15,761,304
Household Durables (0.3%)
DR Horton, Inc.	9,479	638,411
Garmin Ltd. (c)	4,629	371,755
Lennar Corp. Class A	7,564	563,896
Mohawk Industries, Inc. (b)	1,513	137,970
Newell Brands, Inc.	11,294	156,874
NVR, Inc. (b)	94	374,786

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

PulteGroup, Inc.	6,946	$260,475
Whirlpool Corp.	1,635	220,414
		2,724,581
Internet & Catalog Retail (3.7%)
Amazon.com, Inc. (b)	265,963	30,053,819
Etsy, Inc. (b)	3,721	372,584
Expedia Group, Inc. (b)	4,563	427,507
Netflix, Inc. (b)	13,346	3,142,182
		33,996,092
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	3,835	258,556
Media (0.7%)
Charter Communications, Inc. Class A (b)	3,327	1,009,245
Comcast Corp. Class A	132,147	3,875,871
DISH Network Corp. Class A (b)	7,469	103,296
Interpublic Group of Cos., Inc.	11,691	299,290
Live Nation Entertainment, Inc. (b)	4,263	324,159
News Corp. Class A	11,519	174,052
News Corp. Class B	3,493	53,862
Omnicom Group, Inc.	6,056	382,073
		6,221,848
Multiline Retail (0.5%)
Dollar General Corp.	6,769	1,623,612
Dollar Tree, Inc. (b)	6,334	862,057
Target Corp.	13,914	2,064,699
		4,550,368
Specialty Retail (2.2%)
Advance Auto Parts, Inc.	1,798	281,099
AutoZone, Inc. (b)	586	1,255,171
Bath & Body Works, Inc.	6,850	223,310
Best Buy Co., Inc.	5,931	375,670
CarMax, Inc. (b)	4,756	313,991
Home Depot, Inc.	30,885	8,522,407
Lowe's Cos., Inc.	19,179	3,602,008
O'Reilly Automotive, Inc. (b)	1,941	1,365,202
Ross Stores, Inc.	10,455	881,043
TJX Cos., Inc.	35,158	2,184,015
Tractor Supply Co.	3,309	615,077
Ulta Beauty, Inc. (b)	1,578	633,078
		20,252,071
Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc. Class B	37,919	3,151,827
Ralph Lauren Corp.	1,233	104,719
Tapestry, Inc.	7,501	213,254
VF Corp.	9,909	296,378
		3,766,178
Consumer Staples (7.1%)
Beverages (1.8%)
Brown-Forman Corp. Class B	5,418	360,676
Coca-Cola Co.	116,794	6,542,800
Constellation Brands, Inc. Class A	4,781	1,098,100
Keurig Dr Pepper, Inc.	25,495	913,231
Molson Coors Beverage Co. Class B	5,647	271,000
Monster Beverage Corp. (b)	11,541	1,003,605
PepsiCo, Inc.	41,413	6,761,086
		16,950,498
Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	13,331	6,295,831
CVS Health Corp.	39,394	3,757,006
Kroger Co.	19,444	850,675
Sysco Corp.	15,288	1,081,015
Walgreens Boots Alliance, Inc.	21,525	675,885
Walmart, Inc.	42,773	5,547,658
		18,208,070

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Food Products (1.1%)
Archer-Daniels-Midland Co.	16,763	$1,348,583
Campbell Soup Co.	5,989	282,202
Conagra Brands, Inc.	14,406	470,068
General Mills, Inc.	17,807	1,364,194
Hershey Co.	4,365	962,351
Hormel Foods Corp.	8,684	394,601
J M Smucker Co.	3,141	431,605
Kellogg Co.	7,654	533,178
Kraft Heinz Co.	23,902	797,132
Lamb Weston Holdings, Inc.	4,297	332,502
McCormick & Co., Inc.	7,516	535,665
Mondelez International, Inc. Class A	41,041	2,250,278
Tyson Foods, Inc. Class A	8,690	572,932
		10,275,291
Household Products (1.4%)
Church & Dwight Co., Inc.	7,289	520,726
Clorox Co.	3,720	477,611
Colgate-Palmolive Co.	24,953	1,752,948
Kimberly-Clark Corp.	10,131	1,140,143
Procter & Gamble Co.	71,705	9,052,756
		12,944,184
Personal Care (0.2%)
Estee Lauder Cos., Inc. Class A	6,931	1,496,403
Tobacco (0.6%)
Altria Group, Inc.	54,038	2,182,054
Philip Morris International, Inc.	46,516	3,861,293
		6,043,347
Energy (4.4%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	30,360	636,346
Halliburton Co.	27,215	670,033
Schlumberger NV (c)	42,442	1,523,668
		2,830,047
Oil, Gas & Consumable Fuels (4.1%)
APA Corp.	9,798	334,994
Chevron Corp.	54,039	7,763,783
ConocoPhillips	38,200	3,909,388
Coterra Energy, Inc.	23,873	623,563
Devon Energy Corp.	19,649	1,181,494
Diamondback Energy, Inc.	5,334	642,534
EOG Resources, Inc.	17,585	1,964,772
EQT Corp.	11,115	452,936
Exxon Mobil Corp.	125,060	10,918,989
Hess Corp.	8,361	911,265
Kinder Morgan, Inc.	59,494	989,980
Marathon Oil Corp.	20,332	459,097
Marathon Petroleum Corp.	14,962	1,486,175
Occidental Petroleum Corp.	22,361	1,374,083
Phillips 66	14,435	1,165,193
Pioneer Natural Resources Co.	7,162	1,550,788
Valero Energy Corp.	11,822	1,263,181
Williams Cos., Inc.	36,565	1,046,856
		38,039,071
Financial (10.7%)
Capital Markets (2.9%)
Ameriprise Financial, Inc.	3,214	809,767
Bank of New York Mellon Corp.	22,039	848,942
BlackRock, Inc.	4,525	2,490,017
Cboe Global Markets, Inc.	3,154	370,185
Charles Schwab Corp.	45,820	3,293,083
CME Group, Inc.	10,747	1,903,616
Factset Research Systems, Inc.	1,121	448,523
Franklin Resources, Inc.	8,524	183,437
Goldman Sachs Group, Inc.	10,232	2,998,488

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Intercontinental Exchange, Inc.	16,758	$1,514,085
Invesco Ltd. (c)	13,650	187,005
MarketAxess Holdings, Inc.	1,169	260,091
Moody's Corp.	4,707	1,144,319
Morgan Stanley	40,183	3,174,859
MSCI, Inc.	2,447	1,032,120
Nasdaq, Inc.	10,125	573,885
Northern Trust Corp.	6,253	535,007
Raymond James Financial, Inc.	5,781	571,279
S&P Global, Inc.	10,224	3,121,898
State Street Corp.	11,031	670,795
T Rowe Price Group, Inc.	6,708	704,407
		26,835,808
Commercial Banks (3.6%)
Bank of America Corp.	209,773	6,335,145
Citigroup, Inc.	58,116	2,421,694
Citizens Financial Group, Inc.	14,873	511,036
Comerica, Inc.	3,925	279,067
Fifth Third Bancorp	20,590	658,056
First Republic Bank	5,483	715,806
Huntington Bancshares, Inc.	43,276	570,378
JPMorgan Chase & Co.	87,999	9,195,895
KeyCorp	27,986	448,336
M&T Bank Corp.	5,247	925,151
PNC Financial Services Group, Inc.	12,321	1,841,004
Regions Financial Corp.	28,039	562,743
Signature Bank	1,906	287,806
SVB Financial Group (b)	1,777	596,681
Truist Financial Corp.	39,801	1,732,936
U.S. Bancorp	40,572	1,635,863
Wells Fargo & Co.	113,820	4,577,840
Zions Bancorp NA	4,504	229,073
		33,524,510
Consumer Finance (0.5%)
American Express Co.	17,998	2,428,110
Capital One Financial Corp.	11,517	1,061,522
Discover Financial Services	8,197	745,271
Synchrony Financial	14,456	407,515
		4,642,418
Insurance (3.7%)
Aflac, Inc.	17,255	969,731
Allstate Corp.	8,092	1,007,697
American International Group, Inc.	22,818	1,083,398
Aon PLC Class A (c)	6,381	1,709,278
Arthur J Gallagher & Co.	6,258	1,071,495
Assurant, Inc.	1,555	225,895
Berkshire Hathaway, Inc. Class B (b)	54,159	14,461,536
Brown & Brown, Inc.	7,034	425,416
Chubb Ltd. (c)	12,523	2,277,683
Cincinnati Financial Corp.	4,777	427,876
Everest Re Group Ltd. (c)	1,152	302,331
Globe Life, Inc.	2,674	266,598
Hartford Financial Services Group, Inc.	9,696	600,570
Lincoln National Corp.	4,648	204,094
Loews Corp.	6,001	299,090
Marsh & McLennan Cos., Inc.	14,947	2,231,437
MetLife, Inc.	20,105	1,221,982
Principal Financial Group, Inc.	6,900	497,835
Progressive Corp.	17,552	2,039,718
Prudential Financial, Inc.	11,156	956,962
Travelers Cos., Inc.	7,065	1,082,358
Willis Towers Watson PLC (c)	3,321	667,322
WR Berkley Corp.	6,129	395,811
		34,426,113
Health Care (14.3%)
Biotechnology (2.2%)
AbbVie, Inc.	53,056	7,120,646

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Amgen, Inc.	16,052	$3,618,121
Biogen, Inc. (b)	4,345	1,160,115
Gilead Sciences, Inc.	37,610	2,320,161
Incyte Corp. (b)	5,508	367,053
Moderna, Inc. (b)	10,095	1,193,734
Regeneron Pharmaceuticals, Inc. (b)	3,211	2,211,961
Vertex Pharmaceuticals, Inc. (b)	7,727	2,237,275
		20,229,066
Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	52,550	5,084,738
ABIOMED, Inc. (b)	1,325	325,499
Align Technology, Inc. (b)	2,232	462,270
Baxter International, Inc.	15,112	813,932
Becton Dickinson & Co.	8,520	1,898,512
Boston Scientific Corp. (b)	42,959	1,663,802
Cooper Cos., Inc.	1,466	386,877
Danaher Corp.	19,646	5,074,365
Dentsply Sirona, Inc.	6,379	180,845
Dexcom, Inc. (b)	11,692	941,674
Edwards Lifesciences Corp. (b)	18,514	1,529,812
Hologic, Inc. (b)	7,408	477,964
IDEXX Laboratories, Inc. (b)	2,488	810,590
Intuitive Surgical, Inc. (b)	10,668	1,999,610
Medtronic PLC (c)	39,841	3,217,161
ResMed, Inc.	4,406	961,830
STERIS PLC (c)	2,975	494,683
Stryker Corp.	10,068	2,039,173
Teleflex, Inc.	1,454	292,923
West Pharmaceutical Services, Inc.	2,230	548,758
Zimmer Biomet Holdings, Inc.	6,243	652,706
		29,857,724
Health Care Providers & Services (3.1%)
AmerisourceBergen Corp.	4,664	631,179
Cardinal Health, Inc.	8,115	541,108
Centene Corp. (b)	17,151	1,334,519
Cigna Corp.	9,156	2,540,515
DaVita, Inc. (b)	1,671	138,309
Elevance Health, Inc.	7,218	3,278,704
HCA Healthcare, Inc.	6,460	1,187,283
Henry Schein, Inc. (b)	4,083	268,539
Humana, Inc.	3,830	1,858,278
Laboratory Corp. of America Holdings	2,666	546,024
McKesson Corp.	4,331	1,471,977
Molina Healthcare, Inc. (b)	1,740	573,922
Quest Diagnostics, Inc.	3,467	425,366
UnitedHealth Group, Inc.	28,079	14,181,018
Universal Health Services, Inc. Class B	1,899	167,454
		29,144,195
Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	8,891	1,080,701
Bio-Rad Laboratories, Inc. Class A (b)	692	288,661
Bio-Techne Corp.	1,170	332,280
Charles River Laboratories International, Inc. (b)	1,510	297,168
Illumina, Inc. (b)	4,755	907,207
IQVIA Holdings, Inc. (b)	5,633	1,020,362
Mettler-Toledo International, Inc. (b)	707	766,473
PerkinElmer, Inc.	3,758	452,200
Thermo Fisher Scientific, Inc.	11,786	5,977,741
Waters Corp. (b)	1,844	497,013
		11,619,806
Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.	64,073	4,554,950
Catalent, Inc. (b)	5,320	384,955
Eli Lilly & Co.	23,666	7,652,401
Johnson & Johnson	78,895	12,888,287
Merck & Co., Inc.	76,017	6,546,584
Organon & Co.	7,631	178,565
Pfizer, Inc.	168,413	7,369,753

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Viatris, Inc.	36,386	$310,009
Zoetis, Inc.	14,077	2,087,478
		41,972,982
Industrials (7.8%)
Aerospace & Defense (1.6%)
Boeing Co. (b)	16,750	2,028,090
General Dynamics Corp.	6,747	1,431,511
Howmet Aerospace, Inc.	11,065	342,240
Huntington Ingalls Industries, Inc.	1,189	263,363
L3Harris Technologies, Inc.	5,731	1,191,074
Lockheed Martin Corp.	7,056	2,725,662
Northrop Grumman Corp.	4,343	2,042,600
Raytheon Technologies Corp.	44,231	3,620,750
Teledyne Technologies, Inc. (b)	1,468	495,406
TransDigm Group, Inc.	1,569	823,443
		14,964,139
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	3,650	351,532
Expeditors International of Washington, Inc.	4,839	427,332
FedEx Corp.	7,203	1,069,429
United Parcel Service, Inc. Class B	21,979	3,550,488
		5,398,781
Airlines (0.2%)
Alaska Air Group, Inc. (b)	3,756	147,047
American Airlines Group, Inc. (b)	19,500	234,780
Delta Air Lines, Inc. (b)	19,240	539,875
Southwest Airlines Co. (b)	17,805	549,106
United Airlines Holdings, Inc. (b)	9,733	316,615
		1,787,423
Building Products (0.4%)
Allegion PLC (c)	2,538	227,608
AO Smith Corp.	3,850	187,033
Carrier Global Corp.	25,169	895,010
Fortune Brands Home & Security, Inc.	3,796	203,807
Johnson Controls International PLC (c)	20,624	1,015,113
Masco Corp.	6,767	315,951
Trane Technologies PLC (c)	6,932	1,003,823
		3,848,345
Commercial Services & Supplies (0.5%)
Cintas Corp.	2,590	1,005,412
Copart, Inc. (b)	6,418	682,875
Republic Services, Inc.	6,116	832,021
Rollins, Inc.	6,944	240,818
Waste Management, Inc.	11,287	1,808,290
		4,569,416
Construction & Engineering (0.1%)
Jacobs Solutions, Inc.	3,807	413,021
Quanta Services, Inc.	4,281	545,357
		958,378
Electrical Equipment (0.5%)
AMETEK, Inc.	6,830	774,590
Eaton Corp. PLC (c)	11,952	1,593,919
Emerson Electric Co.	17,645	1,291,967
Generac Holdings, Inc. (b)	1,917	341,494
Rockwell Automation, Inc.	3,513	755,682
		4,757,652
Industrial Conglomerates (0.9%)
3M Co.	16,535	1,827,117
General Electric Co.	32,904	2,037,086
Honeywell International, Inc.	20,173	3,368,286
Roper Technologies, Inc.	3,162	1,137,182
Textron, Inc.	6,307	367,446
		8,737,117

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Machinery (1.6%)
Caterpillar, Inc.	15,789	$2,590,659
Cummins, Inc.	4,210	856,777
Deere & Co.	8,320	2,777,965
Dover Corp.	4,280	498,962
Fortive Corp.	10,644	620,545
IDEX Corp.	2,249	449,463
Illinois Tool Works, Inc.	8,487	1,533,177
Ingersoll Rand, Inc.	12,038	520,764
Nordson Corp.	1,610	341,755
Otis Worldwide Corp.	12,576	802,349
PACCAR, Inc.	10,434	873,221
Parker-Hannifin Corp.	3,905	946,221
Pentair PLC (c)	4,849	197,015
Snap-On, Inc.	1,555	313,099
Stanley Black & Decker, Inc.	4,397	330,698
Westinghouse Air Brake Technologies Corp.	5,373	437,094
Xylem, Inc.	5,351	467,463
		14,557,227
Professional Services (0.4%)
CoStar Group, Inc. (b)	11,881	827,511
Equifax, Inc.	3,663	627,948
Nielsen Holdings PLC (c)	10,715	297,020
Robert Half International, Inc.	3,252	248,778
United Rentals, Inc. (b)	2,093	565,361
Verisk Analytics, Inc.	4,656	793,988
		3,360,606
Road & Rail (0.8%)
CSX Corp.	64,253	1,711,700
JB Hunt Transport Services, Inc.	2,471	386,514
Norfolk Southern Corp.	7,013	1,470,275
Old Dominion Freight Line, Inc.	2,750	684,118
Union Pacific Corp.	18,709	3,644,887
		7,897,494
Trading Companies & Distributors (0.2%)
Fastenal Co.	17,244	793,914
WW Grainger, Inc.	1,386	678,017
		1,471,931
Information Technology (30.6%)
Communications Equipment (0.8%)
Arista Networks, Inc. (b)	7,395	834,821
Cisco Systems, Inc.	124,260	4,970,400
F5, Inc. (b)	1,721	249,080
Juniper Networks, Inc.	9,680	252,842
Motorola Solutions, Inc.	5,045	1,129,929
		7,437,072
Computers & Peripherals (6.9%)
Apple, Inc. (d)	453,311	62,647,580
NetApp, Inc.	6,587	407,406
Seagate Technology Holdings PLC (c)	5,782	307,776
Western Digital Corp. (b)	9,397	305,872
		63,668,634
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. Class A	17,767	1,189,679
CDW Corp.	4,027	628,534
Corning, Inc.	22,829	662,498
Keysight Technologies, Inc. (b)	5,362	843,764
TE Connectivity Ltd. (c)	9,542	1,053,055
Trimble, Inc. (b)	7,353	399,047
		4,776,577
Interactive Media & Services (4.7%)
Akamai Technologies, Inc. (b)	4,723	379,352
Alphabet, Inc. Class A (b)	179,925	17,209,826
Alphabet, Inc. Class C (b)	160,895	15,470,054
eBay, Inc.	16,485	606,813

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Meta Platforms, Inc. Class A (b)	68,437	$9,285,532
Twitter, Inc. (b)	20,175	884,472
		43,836,049
IT Services (4.3%)
Accenture PLC Class A (c)	18,981	4,883,811
Automatic Data Processing, Inc.	12,466	2,819,684
Broadridge Financial Solutions, Inc.	3,541	511,037
Cognizant Technology Solutions Corp. Class A	15,511	890,952
DXC Technology Co. (b)	6,898	168,863
EPAM Systems, Inc. (b)	1,789	647,958
Fidelity National Information Services, Inc.	18,195	1,374,996
Fiserv, Inc. (b)	19,192	1,795,795
FleetCor Technologies, Inc. (b)	2,294	404,134
Gartner, Inc. (b)	2,411	667,100
Global Payments, Inc.	8,258	892,277
International Business Machines Corp.	27,102	3,219,989
Jack Henry & Associates, Inc.	2,188	398,807
Leidos Holdings, Inc.	4,049	354,166
Mastercard, Inc. Class A	25,638	7,289,909
Paychex, Inc.	9,612	1,078,562
PayPal Holdings, Inc. (b)	34,703	2,986,887
VeriSign, Inc. (b)	2,788	484,276
Visa, Inc. Class A	49,027	8,709,647
		39,578,850
Office Electronics (0.0%)
Zebra Technologies Corp. Class A (b)	1,610	421,836
Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc. (b)	48,441	3,069,222
Analog Devices, Inc.	15,605	2,174,401
Applied Materials, Inc.	26,105	2,138,783
Broadcom, Inc.	12,163	5,400,494
Enphase Energy, Inc. (b)	4,122	1,143,731
Intel Corp.	123,211	3,175,147
KLA Corp.	4,255	1,287,691
Lam Research Corp.	4,144	1,516,704
Microchip Technology, Inc.	16,563	1,010,840
Micron Technology, Inc.	33,102	1,658,410
Monolithic Power Systems, Inc.	1,310	476,054
NVIDIA Corp.	75,139	9,121,123
NXP Semiconductors NV (c)	7,880	1,162,379
ON Semiconductor Corp. (b)	12,944	806,799
Qorvo, Inc. (b)	3,059	242,915
QUALCOMM, Inc.	33,698	3,807,200
Skyworks Solutions, Inc.	4,728	403,157
SolarEdge Technologies, Inc. (b)	1,664	385,149
Teradyne, Inc.	4,664	350,500
Texas Instruments, Inc.	27,421	4,244,222
		43,574,921
Software (8.6%)
Activision Blizzard, Inc.	21,362	1,588,051
Adobe, Inc. (b)	14,013	3,856,378
ANSYS, Inc. (b)	2,627	582,406
Autodesk, Inc. (b)	6,504	1,214,947
Cadence Design Systems, Inc. (b)	8,206	1,341,106
Ceridian HCM Holding, Inc. (b)	4,592	256,601
Citrix Systems, Inc. (e)	3,742	389,168
Electronic Arts, Inc.	7,926	917,117
Fortinet, Inc. (b)	19,639	964,864
Intuit, Inc.	8,502	3,292,995
Microsoft Corp.	223,794	52,121,623
NortonLifeLock, Inc.	17,766	357,807
Oracle Corp.	45,581	2,783,632
Paycom Software, Inc. (b)	1,440	475,186
PTC, Inc. (b)	3,100	324,260
Salesforce, Inc. (b)	29,857	4,294,631
ServiceNow, Inc. (b)	6,080	2,295,869
Synopsys, Inc. (b)	4,646	1,419,399
Take-Two Interactive Software, Inc. (b)	4,704	512,736

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Tyler Technologies, Inc. (b)	1,286	$446,885
		79,435,661
Technology Hardware Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.	38,989	467,088
HP, Inc.	27,308	680,516
		1,147,604
Materials (2.5%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	6,644	1,546,258
Albemarle Corp.	3,492	923,424
Celanese Corp.	2,991	270,207
CF Industries Holdings, Inc.	5,979	575,479
Corteva, Inc.	21,497	1,228,554
Dow, Inc.	21,550	946,692
DuPont de Nemours, Inc.	15,030	757,512
Eastman Chemical Co.	3,685	261,819
Ecolab, Inc.	7,470	1,078,817
FMC Corp.	3,684	389,399
International Flavors & Fragrances, Inc.	7,591	689,491
Linde PLC (c)	14,993	4,041,963
LyondellBasell Industries NV Class A (c)	7,632	574,537
Mosaic Co.	10,360	500,699
PPG Industries, Inc.	7,025	777,597
Sherwin-Williams Co.	7,126	1,459,048
		16,021,496
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,430	395,361
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	1,899	611,649
Vulcan Materials Co.	3,947	622,481
		1,234,130
Containers & Packaging (0.2%)
Amcor PLC (c)	45,094	483,858
Ball Corp.	9,399	454,160
International Paper Co.	10,863	344,357
Packaging Corp. of America	2,782	312,391
Sealed Air Corp.	4,294	191,126
WestRock Co.	7,592	234,517
		2,020,409
Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	42,910	1,172,730
Newmont Corp.	23,816	1,000,987
Nucor Corp.	7,826	837,304
		3,011,021
Real Estate (2.8%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	16,191	371,098
Ventas, Inc.	11,907	478,304
Welltower, Inc.	13,904	894,305
		1,743,707
Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	8,165	984,862
Host Hotels & Resorts, Inc.	21,452	340,658
		1,325,520
Industrial REITs (0.3%)
Duke Realty Corp.	11,453	552,034
Prologis, Inc.	22,298	2,265,477
		2,817,511
Office REITs (0.1%)
Alexandria Real Estate Equities, Inc.	4,424	620,201
Boston Properties, Inc.	4,205	315,249
Vornado Realty Trust	4,833	111,932
		1,047,382

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Real Estate Investment Trust (0.0%)
Federal Realty Investment Trust	2,185	$196,912
Real Estate Services (0.1%)
CBRE Group, Inc. Class A (b)	9,637	650,594
Residential REITs (0.4%)
AvalonBay Communities, Inc.	4,241	781,150
Camden Property Trust	3,180	379,851
Equity Residential	10,121	680,334
Essex Property Trust, Inc.	2,010	486,882
Invitation Homes, Inc.	17,399	587,564
Mid-America Apartment Communities, Inc.	3,433	532,355
UDR, Inc.	9,165	382,272
		3,830,408
Retail REITs (0.3%)
Kimco Realty Corp.	18,559	341,671
Realty Income Corp.	18,532	1,078,563
Regency Centers Corp.	4,621	248,841
Simon Property Group, Inc.	9,823	881,614
		2,550,689
Specialized REITs (1.3%)
American Tower Corp.	13,971	2,999,574
Crown Castle, Inc.	12,994	1,878,283
Digital Realty Trust, Inc.	8,624	855,328
Equinix, Inc.	2,752	1,565,448
Extra Space Storage, Inc.	4,026	695,331
Iron Mountain, Inc.	8,722	383,506
Public Storage	4,741	1,388,212
SBA Communications Corp.	3,234	920,558
VICI Properties, Inc.	28,900	862,665
Weyerhaeuser Co.	22,170	633,175
		12,182,080
Utilities (3.1%)
Electric Utilities (1.9%)
Alliant Energy Corp.	7,529	398,962
American Electric Power Co., Inc.	15,415	1,332,627
Constellation Energy Corp.	9,807	815,844
Duke Energy Corp.	23,104	2,149,134
Edison International	11,445	647,558
Entergy Corp.	6,058	609,617
Evergy, Inc.	6,836	406,058
Eversource Energy	10,395	810,394
Exelon Corp.	29,760	1,114,810
FirstEnergy Corp.	16,288	602,656
NextEra Energy, Inc.	58,958	4,622,897
PG&E Corp. (b)	48,371	604,637
Pinnacle West Capital Corp.	3,392	218,818
PPL Corp.	22,091	560,007
Southern Co.	31,898	2,169,064
Xcel Energy, Inc.	16,413	1,050,432
		18,113,515
Gas Utilities (0.1%)
Atmos Energy Corp.	4,141	421,761
ONEOK, Inc.	13,409	687,077
		1,108,838
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	20,043	452,972
NRG Energy, Inc.	6,968	266,665
		719,637
Multi-Utilities (0.9%)
Ameren Corp.	7,692	619,591
CenterPoint Energy, Inc.	18,889	532,292
CMS Energy Corp.	8,643	503,368
Consolidated Edison, Inc.	10,640	912,486
Dominion Energy, Inc.	24,981	1,726,437

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

DTE Energy Co.	5,747	$661,192
NiSource, Inc.	12,088	304,497
Public Service Enterprise Group, Inc.	14,873	836,309
Sempra Energy	9,432	1,414,234
WEC Energy Group, Inc.	9,465	846,455
		8,356,861
Water Utilities (0.1%)
American Water Works Co., Inc.	5,432	707,029
Total common stocks (cost: $351,395,147)		904,647,273

Short-Term Securities (2.6%)
Investment Companies (2.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.940%	24,049,062	24,049,062
Total short-term securities (cost: $24,049,062)		24,049,062
Total investments in securities (cost: $375,444,209) (f)		928,696,335
Liabilities in excess of cash and other assets (-0.1%)		(1,140,234)
Total net assets (100.0%)		$927,556,101

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.1% of net assets in foreign securities at September 30, 2022.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	This security is being fair-valued according to procedures approved by the Board of Trustees of Securian Funds Trust.
(f)	At September 30, 2022, the cost of investments for federal income tax purposes was $375,469,347. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$570,963,540
Gross unrealized depreciation	(19,954,401)
Net unrealized appreciation	$551,009,139

Holdings of Open Futures Contracts
On September 30, 2022, securities with an aggregate market value of $19,348,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2022	124	Long	$24,547,149	$22,329,300	$(2,217,849)

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities

September 30, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (95.0%)
Australia (2.5%)
Government (2.5%)
New South Wales Treasury Corp. (AUD)
4.000%, 04/20/23	530,000	$342,168
Queensland Treasury Corp. (AUD)
4.250%, 07/21/23 (c)	1,210,000	783,711
Western Australian Treasury Corp. (AUD)
6.000%, 10/16/23	1,280,000	843,830
		1,969,709
Brazil (5.4%)
Government (5.4%)
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/27	10,750,000	1,975,491
10.000%, 01/01/29	2,940,000	528,272
10.000%, 01/01/31	3,320,000	585,089
10.000%, 01/01/33	6,720,000	1,164,169
		4,253,021
Canada (4.0%)
Government (4.0%)
Province of Ontario Canada (CAD)
2.600%, 06/02/25	4,500,000	3,167,767

Colombia (4.6%)
Government (4.6%)
Colombian TES (COP)
6.000%, 04/28/28	8,700,000,000	1,407,224
6.250%, 11/26/25	5,300,000,000	977,096
7.000%, 03/26/31	6,010,000,000	920,521
7.250%, 10/26/50	2,720,000,000	342,788
		3,647,629
France (6.1%)
Government (6.1%)
French Republic Government Bond OAT (EUR)
0.750%, 05/25/52	2,110,000	1,170,163
2.647%, 05/25/32	4,830,000	3,676,538
		4,846,701
Malaysia (2.7%)
Government (2.7%)
Malaysia Government Bond (MYR)
3.480%, 03/15/23	4,950,000	1,069,582
3.899%, 11/16/27	3,350,000	714,481
3.955%, 09/15/25	1,700,000	367,163
		2,151,226
Mexico (11.9%)
Government (11.9%)
Mexican Bonos (MXN)
7.750%, 11/13/42	47,700,000	1,988,070
8.000%, 11/07/47	32,700,000	1,449,941
8.000%, 07/31/53	36,100,000	1,510,143
8.500%, 05/31/29	45,500,000	2,191,501
8.500%, 11/18/38	49,300,000	2,272,729
		9,412,384
Poland (4.2%)
Government (4.2%)
Republic of Poland Government Bond (PLN)
1.750%, 04/25/32	22,790,000	2,932,846
4.000%, 10/25/23	1,850,000	361,744
		3,294,590

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Russia (0.2%)
Government (0.2%)
Russian Federal Bond - OFZ (RUB)
7.650%, 04/10/30 (d)	29,000,000	$130,470

South Africa (3.9%)
Government (3.9%)
Republic of South Africa Government Bond (ZAR)
6.500%, 02/28/41	44,700,000	1,501,608
8.750%, 02/28/48	37,000,000	1,552,526
		3,054,134
South Korea (6.3%)
Government (6.3%)
Korea Treasury Bond (KRW)
1.875%, 03/10/51	2,600,000,000	1,198,433
2.000%, 06/10/31	6,430,000,000	3,827,021
		5,025,454
United States (43.2%)
Government (43.2%)
U.S. Treasury Bond (USD)
1.875%, 11/15/51	2,020,000	1,335,409
U.S. Treasury Bond (USD)
2.250%, 02/15/52	6,530,000	4,742,413
U.S. Treasury Bond (USD)
3.000%, 08/15/52	4,700,000	4,058,891
U.S. Treasury Note (USD)
1.875%, 02/15/32	2,260,000	1,914,291
U.S. Treasury Note (USD)
3.222%, 04/30/24 (3-Month U.S. Treasury Money Market Yield - 0.075%) (e)	8,820,000	8,811,461
U.S. Treasury Note (USD)
3.332%, 10/31/23 (3-Month U.S. Treasury Money Market Yield + 0.035%) (e)	10,450,000	10,462,363
U.S. Treasury Note (USD)
3.334%, 07/31/24 (3-Month U.S. Treasury Money Market Yield + 0.037%) (e)	2,810,000	2,808,987
		34,133,815
Total long-term debt securities (cost: $86,488,986)		75,086,900

	Shares
Short-Term Securities (2.2%)
Investment Companies (2.2%)
United States (2.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.940%	1,720,870	1,720,870
Total short-term securities (cost: $1,720,870)		1,720,870
Total investments in securities (cost: $88,209,856) (f)		76,807,770
Cash and other assets in excess of liabilities (2.8%)		2,247,046
Total net assets (100.0%)		$79,054,816

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	This security has been determined to be illiquid pursuant to the procedures of the Funds’ Liquidity Risk Management Program.
(e)	Variable rate security.
(f)	At September 30, 2022, the cost of investments for federal income tax purposes was $88,209,856. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,603,434
Gross unrealized depreciation	(12,855,803)
Net unrealized depreciation	$(11,252,369)

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Foreign Forward Currency Contracts

On September 30, 2022, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
10/05/22	600,000	NZD	356,430	USD	$17,039	$—	HSB
10/05/22	374,808	USD	600,000	NZD	—	(35,417)	HSB
10/07/22	560,411	USD	5,700,000	SEK	—	(46,713)	HSB
10/07/22	5,700,000	SEK	512,671	USD	—	(1,028)	HSB
10/19/22	2,400,000	BRL	451,518	USD	9,460	—	JPM
10/19/22	20,590,000	BRL	3,704,237	USD	—	(88,254)	JPM
10/19/22	94,050	USD	490,000	BRL	—	(3,796)	JPM
10/20/22	10,710,000	PLN	2,283,826	USD	120,586	—	GSC
10/20/22	3,320,000	PLN	703,761	USD	33,177	—	HSB
10/20/22	6,560,000	PLN	1,322,501	USD	—	(2,509)	JPM
10/20/22	3,250,000	PLN	685,163	USD	28,717	—	JPM
10/20/22	1,816,656	USD	9,090,000	PLN	19,372	—	JPM
10/25/22	4,680,000	CAD	3,621,772	USD	215,964	—	GSC
10/27/22	5,340,000,000	COP	1,223,909	USD	66,761	—	JPM
10/27/22	830,000,000	COP	192,321	USD	12,465	—	JPM
10/27/22	1,300,000,000	COP	292,398	USD	10,695	—	JPM
10/27/22	10,050,000,000	COP	2,214,656	USD	36,878	—	JPM
10/27/22	229,088	USD	1,060,000,000	COP	608	—	JPM
10/31/22	203,300,000	MXN	9,999,137	USD	—	(62,380)	JPM
10/31/22	673,467	USD	13,600,000	MXN	—	(390)	JPM
11/02/22	7,130,000	EUR	7,305,234	USD	306,573	—	BLC
11/02/22	580,000	EUR	591,296	USD	21,980	—	HSB
11/02/22	866,097	USD	840,000	EUR	—	(41,570)	JPM
11/02/22	1,052,447	USD	1,030,000	EUR	—	(41,420)	JPM
11/02/22	343,684	USD	350,000	EUR	—	(131)	MSC
11/17/22	61,900,000	ZAR	3,768,967	USD	338,004	—	HSB
11/17/22	474,857	USD	8,600,000	ZAR	1,819	—	JPM
11/23/22	383,828	USD	150,000,000	HUF	—	(41,381)	HSB
12/05/22	360,000	GBP	426,387	USD	24,236	—	JPM
12/05/22	401,984	USD	360,000	GBP	167	—	MSC
12/07/22	3,330,000	AUD	2,258,989	USD	115,981	—	JPM
12/08/22	7,150,000,000	KRW	5,197,732	USD	184,160	—	HSB
12/08/22	133,315	USD	190,000,000	KRW	—	(87)	HSB
12/09/22	115,496	USD	4,200,000	THB	—	(3,663)	HSB
12/14/22	400,773	USD	57,000,000	JPY	—	(3,907)	HSB
12/14/22	1,074,480	USD	153,000,000	JPY	—	(9,207)	JPM
12/21/22	10,300,000	MYR	2,260,011	USD	30,349	—	BLC
12/22/22	665,610	USD	630,000,000	CLP	—	(17,569)	JPM
01/13/23	516,225	USD	5,700,000	SEK	1,017	—	HSB
					$1,596,008	$(399,422)

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Counterparty Legend
BLC	Barclays Bank PLC
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.

Holdings of Open Futures Contracts

On September 30, 2022, $520,718 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
Long Gilt Future	December 2022	33	Long	$4,059,706	$3,551,172	$(508,534)
U.S. Ultra Bond	December 2022	43	Long	6,429,335	5,891,000	(538,335)
					$9,442,172	$(1,046,869)

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

September 30, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.4%)
Consumer Discretionary (1.1%)
Casino Gaming (1.1%)
Boyd Gaming Corp.	19,383	$923,600
Caesars Entertainment, Inc. (b)	7,300	235,498
		1,159,098
Real Estate (97.3%)
Diversified REITs (0.8%)
STORE Capital Corp.	29,554	925,927
Health Care REITs (10.1%)
Healthcare Realty Trust, Inc. Class A	125,224	2,610,921
Healthpeak Properties, Inc.	96,595	2,213,957
Welltower, Inc.	98,191	6,315,645
		11,140,523
Hotels & Resort REITs (2.3%)
Host Hotels & Resorts, Inc.	156,046	2,478,011
Industrial REITs (13.2%)
Americold Realty Trust, Inc.	122,040	3,002,184
Duke Realty Corp.	96,575	4,654,915
First Industrial Realty Trust, Inc.	48,153	2,157,736
Prologis, Inc.	46,727	4,747,463
		14,562,298
Office REITs (1.9%)
Highwoods Properties, Inc.	76,500	2,062,440
SL Green Realty Corp.	1	40
		2,062,480
Real Estate Investment Trust (0.6%)
Federal Realty Investment Trust	7,600	684,912
Residential REITs (22.3%)
American Homes 4 Rent Class A	25,965	851,912
Apartment Income REIT Corp. (a)	69,800	2,695,676
Camden Property Trust	37,785	4,513,418
Essex Property Trust, Inc.	5,359	1,298,111
Invitation Homes, Inc.	166,639	5,627,399
Mid-America Apartment Communities, Inc.	13,448	2,085,381
Sun Communities, Inc.	23,206	3,140,468
UDR, Inc.	102,200	4,262,762
		24,475,127
Retail REITs (14.4%)
Kimco Realty Corp.	107,600	1,980,916
Realty Income Corp.	89,994	5,237,651
Simon Property Group, Inc.	64,993	5,833,122
SITE Centers Corp.	80,257	859,552
Spirit Realty Capital, Inc.	52,299	1,891,132
		15,802,373
Specialized REITs (31.7%)
American Tower Corp.	41,908	8,997,648
Crown Castle, Inc.	33,200	4,799,060
Digital Realty Trust, Inc.	55,769	5,531,169
Equinix, Inc.	5,534	3,147,960
Extra Space Storage, Inc.	13,200	2,279,772
Life Storage, Inc.	27,350	3,029,286
Public Storage	19,407	5,682,564
SBA Communications Corp.	2,934	835,163
Weyerhaeuser Co.	21,600	616,896
		34,919,518
Total common stocks (cost: $122,111,379)		108,210,267

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

Short-Term Securities (2.1%)
Investment Companies (2.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.940%	2,322,058	$2,322,058
Total short-term securities (cost: $2,322,058)		2,322,058
Total investments in securities (cost: $124,433,437) (c)		110,532,325
Liabilities in excess of cash and other assets (-0.5%)		(545,935)
Total net assets (100.0%)		$109,986,390

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	At September 30, 2022, the cost of investments for federal income tax purposes was $125,368,031. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,317,193
Gross unrealized depreciation	(16,152,899)
Net unrealized depreciation	$(14,835,706)

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

September 30, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (92.3%)
Consumer Discretionary (4.4%)
Entertainment (0.4%)
Walt Disney Co. (b)	7,181	$677,384
Hotels, Restaurants & Leisure (2.2%)
Marriott International, Inc. Class A	1,651	231,371
McDonald's Corp.	10,064	2,322,167
Yum! Brands, Inc.	11,747	1,249,176
		3,802,714
Multiline Retail (0.9%)
Dollar General Corp.	6,396	1,534,145
Specialty Retail (0.9%)
Ross Stores, Inc.	7,092	597,643
TJX Cos., Inc.	13,580	843,589
		1,441,232
Consumer Staples (9.3%)
Beverages (2.5%)
Coca-Cola Co.	12,212	684,116
Keurig Dr Pepper, Inc.	74,529	2,669,629
Monster Beverage Corp. (b)	10,704	930,820
		4,284,565
Food & Staples Retailing (1.7%)
Walmart, Inc.	22,947	2,976,226
Food Products (1.2%)
Mondelez International, Inc. Class A	36,395	1,995,538
Household Products (1.3%)
Procter & Gamble Co.	17,486	2,207,608
Tobacco (2.6%)
Philip Morris International, Inc.	53,641	4,452,739
Energy (4.9%)
Oil, Gas & Consumable Fuels (4.9%)
Exxon Mobil Corp.	55,479	4,843,871
TC Energy Corp. (c)	27,802	1,120,143
TotalEnergies SE (c)	39,882	1,886,123
Williams Cos., Inc.	17,302	495,356
		8,345,493
Financial (14.2%)
Capital Markets (0.2%)
Charles Schwab Corp.	4,988	358,487

Commercial Banks (5.7%)
Bank of America Corp.	157,910	4,768,882
JPMorgan Chase & Co.	3,526	368,467
Wells Fargo & Co.	114,789	4,616,814
		9,754,163
Diversified Financial Services (0.1%)
Corebridge Financial, Inc. (b)	9,389	184,869
Insurance (8.2%)
Allstate Corp.	3,100	386,043
American International Group, Inc.	23,151	1,099,210
Chubb Ltd. (c)	24,206	4,402,587
Hartford Financial Services Group, Inc.	10,369	642,256
MetLife, Inc.	26,633	1,618,754
Progressive Corp.	24,202	2,812,514
Travelers Cos., Inc.	19,020	2,913,864
		13,875,228

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Health Care (24.4%)
Biotechnology (2.0%)
AbbVie, Inc.	22,857	$3,067,638
Regeneron Pharmaceuticals, Inc. (b)	635	437,432
		3,505,070
Health Care Equipment & Supplies (7.4%)
Abbott Laboratories	17,414	1,684,979
Becton Dickinson & Co.	32,697	7,285,873
Danaher Corp.	10,525	2,718,502
STERIS PLC (c)	304	50,549
Stryker Corp.	4,200	850,668
		12,590,571
Health Care Providers & Services (8.3%)
Centene Corp. (b)	42,373	3,297,043
Cigna Corp.	3,070	851,833
Elevance Health, Inc.	15,166	6,889,004
HCA Healthcare, Inc.	5,947	1,092,999
UnitedHealth Group, Inc.	3,997	2,018,645
		14,149,524
Life Sciences Tools & Services (1.8%)
PerkinElmer, Inc.	6,119	736,299
Thermo Fisher Scientific, Inc.	4,574	2,319,887
		3,056,186
Pharmaceuticals (4.9%)
AstraZeneca PLC ADR (c)	47,855	2,624,368
Johnson & Johnson	29,777	4,864,371
Sanofi ADR (c)	22,660	861,533
		8,350,272
Industrials (10.4%)
Aerospace & Defense (2.9%)
L3Harris Technologies, Inc.	14,216	2,954,511
Northrop Grumman Corp.	4,310	2,027,079
		4,981,590
Commercial Services & Supplies (0.8%)
Republic Services, Inc.	9,960	1,354,958

Electrical Equipment (2.3%)
Eaton Corp. PLC (c)	16,124	2,150,297
Hubbell, Inc.	8,208	1,830,384
		3,980,681
Industrial Conglomerates (2.8%)
General Electric Co.	38,747	2,398,827
Honeywell International, Inc.	9,637	1,609,090
Siemens AG (c)	8,239	816,819
		4,824,736
Machinery (0.3%)
Ingersoll Rand, Inc.	9,758	422,131

Road & Rail (1.3%)
CSX Corp.	61,291	1,632,792
Norfolk Southern Corp.	1,756	368,146
Union Pacific Corp.	811	157,999
		2,158,937
Information Technology (9.8%)
Communications Equipment (0.8%)
Motorola Solutions, Inc.	6,117	1,370,024

Electronic Equipment, Instruments & Components (0.1%)
Corning, Inc.	2,075	60,216
TE Connectivity Ltd. (c)	280	30,901
		91,117

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Interactive Media & Services (3.4%)
Alphabet, Inc. Class C (b)	57,450	$5,523,818
Meta Platforms, Inc. Class A (b)	1,600	217,088
		5,740,906
IT Services (1.3%)
Fiserv, Inc. (b)	23,053	2,157,069
Semiconductors & Semiconductor Equipment (3.0%)
Analog Devices, Inc.	1,217	169,577
Broadcom, Inc.	2,661	1,181,511
KLA Corp.	8,131	2,460,684
QUALCOMM, Inc.	10,607	1,198,379
Texas Instruments, Inc.	1,400	216,692
		5,226,843
Software (1.2%)
Microsoft Corp.	9,165	2,134,529

Materials (1.2%)
Chemicals (1.2%)
Nutrien Ltd. (c)	25,657	2,139,281

Real Estate (2.1%)
Hotels & Resort REITs (0.0%)
Hilton Worldwide Holdings, Inc.	362	43,665
Industrial REITs (1.2%)
Prologis, Inc.	19,844	2,016,150
Residential REITs (0.6%)
AvalonBay Communities, Inc.	2,999	552,386
Equity Residential	7,100	477,262
		1,029,648
Specialized REITs (0.3%)
Weyerhaeuser Co.	17,600	502,656

Utilities (11.6%)
Electric Utilities (6.3%)
American Electric Power Co., Inc.	23,713	2,049,989
Duke Energy Corp.	4,393	408,637
Exelon Corp.	22,144	829,514
FirstEnergy Corp.	7,700	284,900
Southern Co.	89,544	6,088,992
Xcel Energy, Inc.	16,099	1,030,336
		10,692,368
Multi-Utilities (5.3%)
Ameren Corp.	12,538	1,009,936
Dominion Energy, Inc.	56,835	3,927,867
DTE Energy Co.	7,478	860,344
NiSource, Inc.	18,300	460,977
Sempra Energy	17,344	2,600,559
WEC Energy Group, Inc.	2,000	178,860
		9,038,543
Total common stocks (cost: $172,219,447)		157,447,846

Short-Term Securities (8.3%)
Investment Companies (8.3%)
T. Rowe Price Reserve Investment Fund, current rate 3.080%	14,173,856	14,173,856
Total short-term securities (cost: $14,173,856)		14,173,856
Total investments in securities (cost: $186,393,303) (d)		171,621,702
Liabilities in excess of cash and other assets (-0.6%)		(1,006,091)
Total net assets (100.0%)		$170,615,611

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 9.4% of net assets in foreign securities at September 30, 2022.
(d)	At September 30, 2022, the cost of investments for federal income tax purposes was $189,826,381. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,973,345
Gross unrealized depreciation	(20,178,024)
Net unrealized depreciation	$(18,204,679)

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

September 30, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.7%)
Consumer Discretionary (11.8%)
Automobiles (1.7%)
Ford Motor Co.	65,452	$733,062
Tesla, Inc. (b)	3,894	1,032,884
		1,765,946
Entertainment (1.3%)
Walt Disney Co. (b)	14,532	1,370,804
Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc. Class A (b)	4,403	462,491
McDonald's Corp.	6,823	1,574,339
		2,036,830
Internet & Catalog Retail (4.0%)
Amazon.com, Inc. (b)	35,970	4,064,610
Specialty Retail (1.8%)
TJX Cos., Inc.	28,895	1,794,957
Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc. Class B	12,670	1,053,130
Consumer Staples (7.1%)
Beverages (2.8%)
Constellation Brands, Inc. Class A	6,837	1,570,322
Monster Beverage Corp. (b)	15,389	1,338,228
		2,908,550
Food & Staples Retailing (1.1%)
Sysco Corp.	16,091	1,137,795
Household Products (3.2%)
Colgate-Palmolive Co.	14,323	1,006,191
Procter & Gamble Co.	17,707	2,235,508
		3,241,699
Energy (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
ConocoPhillips	12,788	1,308,724
EOG Resources, Inc.	20,661	2,308,453
		3,617,177
Financial (11.3%)
Capital Markets (2.8%)
Charles Schwab Corp.	14,098	1,013,223
Morgan Stanley	23,002	1,817,388
		2,830,611
Commercial Banks (4.6%)
Bank of America Corp.	56,907	1,718,591
JPMorgan Chase & Co.	20,373	2,128,979
PNC Financial Services Group, Inc.	6,176	922,818
		4,770,388
Consumer Finance (1.5%)
American Express Co.	11,323	1,527,586
Insurance (2.4%)
Chubb Ltd. (c)	6,853	1,246,424
Progressive Corp.	10,943	1,271,686
		2,518,110
Health Care (18.6%)
Biotechnology (2.9%)
Regeneron Pharmaceuticals, Inc. (b)	2,358	1,624,355
Vertex Pharmaceuticals, Inc. (b)	4,577	1,325,225
		2,949,580

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Health Care Equipment & Supplies (5.6%)
Abbott Laboratories	10,740	$1,039,203
Baxter International, Inc.	17,277	930,539
Becton Dickinson & Co.	5,587	1,244,951
Danaher Corp.	5,685	1,468,379
Hologic, Inc. (b)	16,200	1,045,224
		5,728,296
Health Care Providers & Services (4.3%)
Laboratory Corp. of America Holdings	3,995	818,216
UnitedHealth Group, Inc.	7,155	3,613,561
		4,431,777
Life Sciences Tools & Services (1.7%)
Thermo Fisher Scientific, Inc.	3,563	1,807,118
Pharmaceuticals (4.1%)
Eli Lilly & Co.	6,897	2,230,145
Pfizer, Inc.	46,402	2,030,551
		4,260,696
Industrials (8.3%)
Aerospace & Defense (1.4%)
Raytheon Technologies Corp.	17,525	1,434,597
Building Products (1.6%)
Fortune Brands Home & Security, Inc.	11,772	632,039
Johnson Controls International PLC (c)	21,478	1,057,147
		1,689,186
Commercial Services & Supplies (0.8%)
Republic Services, Inc.	5,661	770,122
Electrical Equipment (1.1%)
AMETEK, Inc.	10,116	1,147,256
Machinery (3.4%)
Deere & Co.	3,973	1,326,545
IDEX Corp.	5,371	1,073,394
Illinois Tool Works, Inc.	5,851	1,056,983
		3,456,922
Information Technology (32.9%)
Communications Equipment (2.4%)
F5, Inc. (b)	5,627	814,396
Motorola Solutions, Inc.	7,218	1,616,615
		2,431,011
Computers & Peripherals (5.9%)
Apple, Inc.	37,365	5,163,843
NetApp, Inc.	14,017	866,952
		6,030,795
Electronic Equipment, Instruments & Components (1.9%)
CDW Corp.	6,879	1,073,674
Corning, Inc.	29,540	857,251
		1,930,925
Interactive Media & Services (6.5%)
Alphabet, Inc. Class A (b)	52,844	5,054,529
GoDaddy, Inc. Class A (b)	11,208	794,423
Meta Platforms, Inc. Class A (b)	6,608	896,573
		6,745,525
IT Services (3.8%)
Fidelity National Information Services, Inc.	9,721	734,616
Global Payments, Inc.	6,252	675,529
Leidos Holdings, Inc.	9,932	868,752
Mastercard, Inc. Class A	5,731	1,629,552
		3,908,449
Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc. (b)	11,041	699,558
KLA Corp.	3,401	1,029,245

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

NVIDIA Corp.	2,777	$337,100
QUALCOMM, Inc.	9,024	1,019,531
Texas Instruments, Inc.	10,713	1,658,158
		4,743,592
Software (7.8%)
Microsoft Corp.	23,356	5,439,612
Palo Alto Networks, Inc. (b)	5,508	902,155
Salesforce, Inc. (b)	7,946	1,142,953
Workday, Inc. Class A (b)	3,752	571,130
		8,055,850
Materials (1.0%)
Chemicals (1.0%)
PPG Industries, Inc.	9,527	1,054,544

Real Estate (1.7%)
Industrial REITs (0.9%)
Prologis, Inc.	9,097	924,255
Residential REITs (0.8%)
AvalonBay Communities, Inc.	4,644	855,378

Utilities (3.5%)
Electric Utilities (3.5%)
American Electric Power Co., Inc.	17,730	1,532,758
Duke Energy Corp.	13,538	1,259,305
Eversource Energy	10,427	812,889
		3,604,952
Total common stocks (cost: $81,383,950)		102,599,019

Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 2.940%	440,367	440,367
Total short-term securities (cost: $440,367)		440,367
Total investments in securities (cost: $81,824,317) (d)		103,039,386
Liabilities in excess of cash and other assets (-0.1%)		(109,307)
Total net assets (100.0%)		$102,930,079

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 2.2% of net assets in foreign securities at September 30, 2022.
(d)	At September 30, 2022, the cost of investments for federal income tax purposes was $81,896,777. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$26,997,472
Gross unrealized depreciation	(5,854,863)
Net unrealized appreciation	$21,142,609

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

Investments Valuation

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee (Valuation Committee) and in accordance with the Board of Trustees (Board) approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is

Securian Funds Trust

Notes to Financial Statements - continued

significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Core Bond Fund and the SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate.

These agreements are executed on a registered exchange (centrally cleared interest rate swaps), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Bank Loans

The SFT Core Bond Fund may enter into bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers’ obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Illiquid Investments

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the

Securian Funds Trust

Notes to Financial Statements - continued

market value of the investment. At September 30, 2022, the SFT International Bond Fund held illiquid securities of $130,470 which represents 0.2% of net assets.

Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used as of September 30, 2022, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2022 using
Fund	Level 1	Level 2	Level 3	Total

SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$28,024,668	$—	$28,024,668
Other Mortgage-Backed Securities	—	1,366,695	—	1,366,695
Corporate Obligations	—	183,521,372	—	183,521,372
Purchased Options	1,181,368	—	—	1,181,368
Investment Companies	374,314,190	—	—	374,314,190
Total Investments	375,495,558	212,912,735	—	588,408,293
Other Financial Instruments*
Futures Contracts	6,423,557	—	—	6,423,557
Liabilities
Other Financial Instruments*
Written Options	(99,676)	—	—	(99,676)

SFT Core Bond Fund
Assets
Government Obligations	—	286,755,608	—	286,755,608
Asset-Backed Securities	—	57,528,434	—	57,528,434
Other Mortgage-Backed Securities	—	52,444,875	—	52,444,875
Corporate Obligations	—	115,419,150	—	115,419,150
Bank Loans	—	8,002,356	—	8,002,356
Foreign Bonds	—	3,922,366	—	3,922,366
Investment Companies	6,746,309	—	—	6,746,309
Total Investments	6,746,309	524,072,789	—	530,819,098
Other Financial Instruments*
Futures Contracts	1,687,618	—	—	1,687,618
Liabilities
Other Financial Instruments*
Futures Contracts	(2,235,597)	—	—	(2,235,597)

SFT Delaware IvySM Growth Fund
Assets
Common Stocks	455,975,374	—	—	455,975,374
Investment Companies	5,467,160	—	—	5,467,160
Total Investments	461,442,534	—	—	461,442,534

SFT Delaware IvySM Small Cap Growth Fund
Assets
Common Stocks	137,996,934	—	—	137,996,934
Investment Companies	4,531,266	—	—	4,531,266
Total Investments	142,528,200	—	—	142,528,200

Securian Funds Trust

Notes to Financial Statements - continued

Fair Value Measurement – (continued)

Fund	Level 1	Level 2	Level 3	Total
SFT Equity Stabilization Fund
Assets
Investment Companies	$304,272,767	$—	$—	$304,272,767
Purchased Options	608,186	—	—	608,186
Total Investments	304,880,953	—	—	304,880,953
Other Financial Instruments*
Futures Contracts	2,642,981	—	—	2,642,981
Liabilities
Other Financial Instruments*
Written Options	(51,440)	—	—	(51,440)

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	172,286,366	—	—	172,286,366
U.S. Government Obligations	—	985,938	—	985,938
Investment Companies	6,874,589	—	—	6,874,589
Total Investments	179,160,955	985,938	—	180,146,893
Liabilities
Other Financial Instruments*
Futures Contracts	(886,455)	—	—	(886,455)

SFT Index 500 Fund
Assets
Common Stocks	904,647,273	—	—	904,647,273
Investment Companies	24,049,062	—	—	24,049,062
Total Investments	928,696,335	—	—	928,696,335
Liabilities
Other Financial Instruments*
Futures Contracts	(2,217,849)	—	—	(2,217,849)

SFT International Bond Fund
Assets
Long-Term Debt Securities	—	75,086,900	—	75,086,900
Investment Companies	1,720,870	—	—	1,720,870
Total Investments	1,720,870	75,086,900	—	76,807,770
Other Financial Instruments*
Forward Foreign Currency Contracts	—	1,596,008	—	1,596,008
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(399,422)	—	(399,422)
Futures Contracts	(1,046,869)	—	—	(1,046,869)

SFT Real Estate Securities Fund
Assets
Common Stocks	108,210,267	—	—	108,210,267
Investment Companies	2,322,058	—	—	2,322,058
Total Investments	110,532,325	—	—	110,532,325

SFT T. Rowe Price Value Fund
Assets
Common Stocks	157,447,846	—	—	157,447,846
Investment Companies	14,173,856	—	—	14,173,856
Total Investments	171,621,702	—	—	171,621,702

SFT Wellington Core Equity Fund
Assets
Common Stocks	102,599,019	—	—	102,599,019
Investment Companies	440,367	—	—	440,367
Total Investments	103,039,386	—	—	103,039,386

* Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on investments.

Securian Funds Trust

Notes to Financial Statements - continued

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Bank Loans – These securities are generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2, and 3 during the period.

Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations.